SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/  /

Pre-Effective Amendment No.

/  /

Post-Effective Amendment No.

 5

/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT

/  /

OF 1940

Amendment No.

  6

/X/

(Check appropriate box or boxes.)

Catalyst Funds - File Nos. 333-132541 and 811-21872

(Exact Name of Registrant as Specified in Charter)

630 Fitzwatertown Rd., Building A, 2nd Floor, Willow Grove, PA 19090

(Address of Principal Executive Offices)                (Zip Code)

Registrant’s Telephone Number, including Area Code:   (631) 549-1859

David F. Ganley

630 Fitzwatertown Rd., Building A, 2nd Floor, Willow Grove, PA 19090

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

/__/ immediately upon filing pursuant to paragraph (b)

/   / on (date) pursuant to paragraph (b)

/   / 60 days after filing pursuant to paragraph (a)(1)

/   / on (date) pursuant to paragraph (a)(1)

/X/ 75 days after filing pursuant to paragraph (a)(2)

/   / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/   / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Catalyst Value Fund

Catalyst OPTI-flex® Fund

Listed Private Equity Plus Fund

PROSPECTUS

AUGUST  , 2007

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090

1-866-447-4228

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

CATALYST VALUE FUND

1

RISK/RETURN SUMMARY

1

PAST PERFORMANCE

3

FEES AND EXPENSES OF THE FUND

3

CATALYST OPTI-FLEX® FUND

5

RISK/RETURN SUMMARY

5

PAST PERFORMANCE

9

FEES AND EXPENSES OF THE FUND

10

MORE INFORMATION ABOUT THE CATALYST OPTI-FLEX® FUND

11

LISTED PRIVATE EQUITY PLUS FUND

15

RISK/RETURN SUMMARY

114

PAST PERFORMANCE

117

FEES AND EXPENSES OF THE FUND

117

ADDITIONAL INFORMATION ABOUT THE FUNDS' STRATEGIES AND RISKS

19

HOW TO BUY SHARES

21

HOW TO REDEEM SHARES

28

DISTRIBUTION PLANS

30

VALUING THE FUND’S ASSETS

31

DIVIDENDS, DISTRIBUTIONS AND TAXES

31

MANAGEMENT OF THE FUNDS

32

FINANCIAL HIGHLIGHTS

34

PRIVACY POLICY

37

FOR MORE INFORMATION

37

CATALYST VALUE FUND

The Catalyst Value Fund (“Fund”) is a “non-diversified” series of the Catalyst Funds (“Trust”), an open-end management investment company, commonly known as a mutual fund. The Fund is classified as "non-diversified" for purposes of the Investment Company Act of 1940 (the "1940 Act"), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

RISK/RETURN SUMMARY

Investment Objective

The Fund's primary goal is to achieve long-term capital appreciation. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Principal Strategies

The portfolio manager invests the assets of the Fund using a quantitative methodology that ranks stocks based on the company's return on invested capital and earnings yield. Return on invested capital is the company's earnings as a percentage of the company's total assets.  Earnings yield is the company's earnings per share as a percentage of the stock price. This methodology generally results in a portfolio of profitable companies with relatively low P/E ratios.  The portfolio manager subsequently removes a stock from the portfolio when he believes it is unlikely that the stock can continue to generate a similar return on invested capital in the future.

The Fund seeks to invest in companies with the potential to earn high returns on invested capital while still generating a strong earnings yield.  The Fund will invest primarily in common stocks of domestic issuers. The Fund currently considers companies of any market capitalization but has a concentration in smaller capitalization stocks.

Principal Risks of Investing in the Fund

All mutual funds carry a certain amount of risk.  The Fund's returns will vary and you could lose money on your investment in the Fund.  An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Also, an investment in the Fund is not a complete investment program.  Below are some specific risks of investing in the Fund.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks.  The earnings and prospects of these companies are more volatile than larger companies.  Smaller-sized companies may experience higher failure rates than do larger companies.  The trading volume of securities of smaller-sized companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.  Smaller-sized companies may have limited markets, product lines or financial resources and may lack management experience.

Valuation Risk.  Stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth. They also may decline in price, even though, in theory, they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing only stocks of a particular market cap or industry).

Non-diversification Risk. The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Short History of Operations. The Fund is a recently formed mutual fund and has a short history of operation.  In addition, the Fund's advisor has limited experience managing a mutual fund.

The Fund is exposed to other risks as well. Please refer to the section below entitled “Additional Information About the Funds' Strategies and Risks” for more details regarding additional risk factors that you should consider before investing.

Is This Fund Right For You?

The Fund may be appropriate for you if you:

•

Seek a long-term investment goal;

•

Desire a portfolio of equity securities;

•

Seek a fund that takes an active value approach to investing;

•

Are willing to accept gains and losses caused by fluctuations in equity markets.

The Fund may not be appropriate for you if you seek:

•

A short-term investment goal;

•

Safety of principal; or

•

Regular income.

PAST PERFORMANCE

Performance information is not included because the Fund does not have a full calendar year of operations as of the date of this Prospectus.

FEES AND EXPENSES OF THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

     Value Fund

(fees paid directly from your investment)

Class A         Class C

Maximum Sales Charge (Load) Imposed on Purchases

5.50%

NONE

Maximum Deferred Sales Charge (Load)1

1.00%

NONE

Maximum Sales Charge (Load) Imposed on Reinvested Dividends

and Distributions

NONE

NONE

Redemption Fee2

NONE

NONE

Exchange Fee

NONE

NONE

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fee

1.25%

  1.25%

Distribution (12b-1) Fees

0.25%

  1.00%

Other Expenses3

15.80%

21.54%

Acquired (Underlying) Fund Fees and Expenses4

0.06%

  0.06%

Total Annual Fund Operating Expenses

17.36%

23.85%

Fee Waivers and Expense Reimbursement5

15.35%

21.09%

Net Expenses (after expense reimbursement)5

2.01%

  2.76%

1 In the case of investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge), you may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

2 A $15 fee may be charged for redemptions made by wire.

3 Because the Fund is new fund, Other Expenses are based on estimated amounts for the current fiscal year.

4 Acquired (Underlying) Fund Fees and Expenses are based on estimated amounts for the Fund’s current fiscal year.  The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Underlying Funds.

5 The advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.95% for Class A and 2.70% for Class C of its average daily net assets through June 30, 2010.  Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expenses is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

Example of Hypothetical Fund Costs:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$ 743	$ 1,146
Class C	$ 279	$ 856

CATALYST OPTI-flex® FUND

The Catalyst OPTI-flex® Fund (“OPTI Fund”) is a “diversified” series of the Catalyst Funds (“Trust”), an open-end management investment company, commonly known as a mutual fund. The Fund is classified as "diversified" for purposes of the Investment Company Act of 1940 (the "1940 Act"), which means it may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company.  However, this does not prevent the OPTI Fund from investing more than 5% of its assets in one mutual fund or other investment company.

RISK/RETURN SUMMARY

Investment Objective

The Catalyst OPTI-flex® Fund seeks to provide a return above the S&P 500 Index average total return over the long term while exhibiting less investment risk than a portfolio consisting only of common stocks.

Principal Strategies

The OPTI Fund pursues its investment goal through asset allocation among four different markets and through the selection of specific investments within a given market. At least 65% of the OPTI Fund’s assets will be invested in open-end mutual funds.

The OPTI Fund allocates its assets primarily through mutual funds among the following four markets:

•

long and short equity positions in domestic and foreign stocks of any capitalization;

•

domestic and foreign bonds of any credit quality and duration;

•

money market instruments; and

•

gold and other precious metals and minerals.

The portfolio manager may vary the percentage of the OPTI Fund’s assets allocated to each of these markets based upon the mix of these markets that the portfolio manager believes will most likely achieve the Fund’s investment goal.  In addition, the portfolio manager may explore opportunities in various asset subclasses.  There are no limits on the amount of the OPTI Fund’s assets, if any, that may be invested in each of these markets.

Normally, the OPTI Fund invests in the following types of funds: U.S. emerging growth, blue chip, small- capitalization stock funds and industry sector funds; international and global stock or bond funds, including funds that invest in emerging or developing countries; long/short funds; U.S. Government securities funds and high yield bond (or “junk” bond) funds; gold and precious metals funds and money market funds.

In an effort to benefit from opportunities in both bull and bear markets, the portfolio manager may supplement the OPTI Fund’s long mutual fund or equity positions by investing in mutual funds that have sold stocks short. The OPTI Fund itself may sell stocks short or it may assume short positions by investing in other mutual funds that are permitted to take such positions. The OPTI Fund will buy stocks “long,” or invest in mutual funds that buy stocks “long,” that the portfolio manager believes will perform better than their peers.  The OPTI Fund will sell stocks “short,” or invest in mutual funds that sell stocks “short,” that the portfolio manager believes will underperform their peers. A “long” position is when the OPTI Fund, or a mutual fund in which it invests, purchases a stock outright.  A “short” position is when the OPTI Fund, or a mutual fund in which it invests, sells a security that it has borrowed.  The OPTI Fund, or an underlying mutual fund in which it invests, will realize a profit or incur a loss from a short position depending on whether the value of the underlying stock decreases or increases between the time it is sold and when the Fund, or the underlying mutual fund in which it invests, replaces the borrowed security.

Principal Risks of Investing in the Fund

All mutual funds carry a certain amount of risk.  The Fund's returns will vary and you could lose money on your investment in the Fund.  An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Also, an investment in the Fund is not a complete investment program.  Below are some specific risks of investing in the Fund.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Foreign Market Risk. Normally, the OPTI Fund is exposed to foreign markets through investments in one or more mutual funds owning foreign securities.  By investing in these mutual funds, the OPTI Fund carries additional risks such as regulatory, political and currency risk.  These risks are heightened for underlying mutual funds that invest in developing countries, which may lack the established legal, business and social frameworks necessary to support securities markets. In addition, international investment involves additional risks pertaining to currency fluctuations, different accounting standards and political instability.

Underlying Fund Risk. Because the OPTI Fund invests at least 65% of its assets in other mutual funds, the value of your investment will fluctuate in response to the performance of the underlying mutual funds. Investing through the OPTI Fund in an underlying portfolio of mutual funds involves certain additional expenses and certain tax results that would not arise if you invested directly in mutual funds that the Fund owns.  By investing indirectly in mutual funds through the OPTI Fund, you will bear not only your proportionate share of the Fund’s expenses (including operating costs and investment advisory and administrative fees), but also, indirectly, similar expenses and charges of the underlying mutual funds, including any contingent deferred sales charges and redemption charges.  Finally, you may incur increased tax liabilities by investing in the OPTI Fund rather than directly in the underlying funds.

Stock Market Risk. When the OPTI Fund invests in mutual funds that own stocks, the value of your investment in the Fund will fluctuate in response to the stock market movements of the stocks owned by the underlying mutual funds.

Emerging Market Risk. When the OPTI Fund invests in mutual funds that invest in emerging or developing countries, the value of your investment in the Fund may fluctuate as a result of numerous factors, including foreign regulations on the outflow of profits from companies in those emerging and developing countries to investors abroad. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging or developing countries are often considered speculative.

Fixed Income Securities Risk. When the OPTI Fund invests in mutual funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of bonds owned by the underlying mutual funds. When the OPTI Fund invests in mutual funds that own bonds, the value of your investment in the Fund will also fluctuate with the relative value of the bonds held by the underlying fund.  This relative value reflects the risks as to payment of principal of the bonds.  Certain bonds may be high-yield, high risk debt securities (“junk bonds”), which are subject to greater price volatility than other securities, tend to decline in price more steeply than other securities in periods of economic difficulty or accelerating interest rates, and are subject to greater risk of non-payment in adverse economic times.  There may also be a thin trading market for junk bonds, which may have an adverse impact on market price and the ability of the underlying fund to dispose of particular bonds and may cause the underlying fund, and therefore the value of your investment, to incur special liabilities and costs.

Precious Metals Risk. When the OPTI Fund invests in mutual funds that invest in gold and other precious metals and minerals, the value of these underlying mutual funds can go down because of unpredictable monetary policies and economic and political developments, such as currency devaluation or revaluations; increased environmental costs; concentration of the sources of the supply of gold and these other metals and minerals, and control over their sale; changes in U.S. or foreign tax, currency or mining laws; and trade restrictions between countries.

Industry Focus Risk. When the OPTI Fund invests in mutual funds that focus their investments in a particular industry, your investment in the Fund will fluctuate as a result of changes in the market prices, regulatory or technological changes, or changes in the economic conditions affecting companies in the particular industry in which the underlying funds focus.

Leverage and Hedging Risk. Occasionally the OPTI Fund may invest in mutual funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, in which event an investment in the Fund may be more volatile than investments in other mutual funds that don’t employ these techniques.  Short sales are speculative investments and will cause the OPTI Fund to lose money if the value of a security sold short by the Fund, or an underlying fund in which it invests, does not go down as the manager expects.

The Fund is exposed to other risks as well. Please refer to the section below entitled “Additional Information About the Funds' Strategies and Risks” for more details regarding additional risk factors that you should consider before investing.

Is This Fund Right For You?

The Fund may be appropriate for you if you:

•

Seek long-term growth potential but are concerned about moderating the risks associated with being invested in stocks at all times;

•

Seek to diversify your portfolio;

•

Invest with a long-term horizon;

•

Are willing to accept higher short-term risk;

•

Seek access to markets that may be less accessible to individual investors.

The Fund may not be appropriate for you if you:

•

Are investing to meet short-term financial goals;

•

Are seeking to maximize returns from an aggressive growth strategy that is invested in stocks at all times;

•

Are unwilling to accept an investment that may go down in value.

PAST PERFORMANCE*

The bar chart and accompanying table shown below provide an indication of the risks of investing in the OPTI Fund Class C shares by showing changes in its performance from year to year for the last 10 years, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  Class C performance is presented here because it has a longer history of returns than Class A. How the OPTI Fund Class C shares have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.

*The OPTI Fund acquired all of the assets and liabilities of the ThomasLloyd OPTI-flex® Fund, a series of the ThomasLloyd Funds, in a tax-free reorganization on ________ __, 2007. In connection with this acquisition, Class A shares of the acquired fund were exchanged for class A shares of the OPTI Fund and Class C shares of the acquired fund were exchanged for class C shares of the OPTI Fund. The performance information set forth below reflects the historical performance of the predecessor ThomasLloyd OPTI-flex® Fund Class C shares.

Annual Total Returns1

1 Figures do not reflect sales charges.  If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 37.27% (quarter ended December 31, 1999), and the lowest return for a quarter was (20.54)% (quarter ended December 31, 2001).

Average Annual Total Returns1

(for the periods ended

December 31, 2006)

Past One Year

  Three Years

   Five Years

Ten Years

The OPTI Fund Return before Taxes

17.64%

14.67%

11.45%

4.00%

Return after Taxes on Distributions2

17.64%

14.67%

9.97%

2.36%

Return after Taxes on Distributions and

Sale of Shares2

14.99%

12.71%

8.89%

2.43%

S&P 500 Index3

15.79%

10.45%

6.19%

8.42%

Wilshire 5000 Index4

15.77%

11.47%

7.61%

8.65%

Dow Jones World Stock Index5

18.52%

14.06%

9.56%

6.59%

1 Since the OPTI Fund Class A shares were first offered for sale on February 1, 2006, that class has less than one calendar year of returns and is not included in this chart.  Class A returns will be included in future filings.

2 After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

3 The S&P 500 Index measures the performance of the largest U.S. equity securities. The largest 500 capitalization weighted security returns are used to adjust this index.  The S&P 500 Index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

4 The Wilshire 5000 Index measures the performance of all U.S. equity securities.  Over 5,000 capitalization weighted security returns are used to adjust this index.  The Wilshire 5000 Index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

5The Dow Jones World Stock Index is a capitalization-weighted index consisting of companies traded publicly in select countries all over the world.  The dow jones world stock index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

FEES AND EXPENSES OF THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

     OPTI Fund

(fees paid directly from your investment)

Class A         Class C

Maximum Sales Charge (Load) Imposed on Purchases

5.50%

NONE

Maximum Deferred Sales Charge (Load)1

1.00%

NONE

Maximum Sales Charge (Load) Imposed on Reinvested Dividends

and Distributions

NONE

NONE

Redemption Fee2

NONE

NONE

Exchange Fee

NONE

NONE

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fee

0.75%

  0.75%

Distribution (12b-1) Fees

0.25%

  1.00%

Other Expenses

1.39%

  1.39%

Acquired (Underlying) Fund Fees and Expenses3

1.46%

  1.46%

Total Annual Fund Operating Expenses

3.85%

  4.60%

Fee Waivers and Expense Reimbursement4

-0.74%

 -0.74%

Net Expenses (after expense reimbursement)4

3.11%

  3.86%

1 In the case of investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge), you may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

2 A $15 fee may be charged for redemptions made by wire.

3 Acquired (Underlying) Fund Fees and Expenses are based on estimated amounts for the Fund’s current fiscal year.  The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Underlying Funds.

4 The advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.65% for Class A and 2.40% for Class C of its average daily net assets through December 31, 2008.  Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expenses is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

Example of Hypothetical Fund Costs:

The following example is intended to help you compare the cost of investing in the OPTI Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the OPTI Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that you reinvest all dividends and distributions, and that the OPTI Fund’s operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs of investing in the OPTI Fund would be:

YEAR	OPTI FUND
	Class A	Class C
1	$733	$346
3	$1065	$748
5	$1420	$1280
10	$2417	$2736

MORE INFORMATION ABOUT THE CATALYST OPTI-flex® FUND

How Does the Catalyst OPTI-flex® Fund Pursue Its Investment Goal?

Emphasis on Mutual Funds.  Normally, at least 65% of the OPTI Fund’s assets will be invested in mutual funds.  In addition, the OPTI Fund has the flexibility to invest up to 25% of its assets in closed-end investment companies (and/or ETFs). However, it does so only on occasion and as of the date of this Prospectus owns no closed-end funds. Also, up to 25% of assets may be invested in direct investments.  Direct investments are investments in securities other than mutual funds and closed-end funds, such as stocks, bonds, and money market instruments and repurchase agreements.

Generally, the OPTI Fund may purchase:

•

no-load mutual funds, which are bought and sold without a sales charge or load

•

“institutional funds” that normally have lower expenses and higher investment minimums and

•

load mutual funds, if the load or sales charge is waived on purchases and sales by the OPTI Fund (for certain exceptions to this policy, please see the Statement of Additional Information (the “SAI”))

Asset Allocation.  The OPTI Fund’s Sub-Adviser, PROACTIVE Money Management, Inc. (“PROACTIVE ”, see “Who Manages the Funds? – OPTI Fund - Sub-Adviser”), allocates the Fund’s assets among the stock, bond, money market and gold market segments based upon the anticipated returns and risks of each of these market segments.  Some types of investments, such as balanced funds, which invest in both stocks and bonds, can fall into more than one of these market segments.  The OPTI Fund may also make other investments that do not fall within these market segments.

In allocating assets among market segments, PROACTIVE  will employ both fundamental and technical analysis to assess relative risk and reward potential throughout the financial markets, with the objective of providing you with the best opportunity for achieving an above-average total return consistent with reduced risk over the long term.  The OPTI Fund’s portfolio is expected to vary considerably among the various market segments as changes in economic and market trends occur.  PROACTIVE overweights market segments that it believes have above-average market potential with below-average market risk.  By allocating its investments in this manner, the OPTI Fund believes it will not be exposed to the same degree of market risk as a mutual fund that invests in only one market segment.

In making asset allocation decisions, PROACTIVE will evaluate projections of risk, market conditions, economic conditions, volatility, yields, and returns.   PROACTIVE will use database systems to help analyze past situations and trends, research in each of the asset classes to help in securities selection, portfolio management professionals to determine asset allocation and to select mutual funds, closed-end investment companies and individual securities, and its own credit analysis as well as credit analyses provided by rating services.

Asset Subclasses.  The asset allocation process is not limited to determining the degree to which the OPTI Fund’s assets should be invested in these different market segments.   PROACTIVE continually explores opportunities in various subclasses of assets:

•

geoeconomic considerations (for example, foreign versus domestic)

•

maturities of fixed income securities (for example, “short term” versus “long term”)

•

market capitalization (for example, “blue chip” versus small capitalization)

•

sector rotation (for example, “high tech” versus industrial)

Selecting Funds.  PROACTIVE selects underlying funds in which to invest based, in part, on the OPTI Fund’s investment goals and strategies, their investment adviser and portfolio manager, and on the analysis of their past performance (absolute, relative and risk-adjusted).  PROACTIVE also considers other factors in the selection of funds, such as fund size, liquidity, expense ratio, quality of shareholder service, reputation and tenure of portfolio manager, general composition of the OPTI Fund’s investment portfolio and current and expected portfolio holdings.  Many funds in which the OPTI Fund invests may not share the same investment goal and investment limitations as the Fund.  Normally, the OPTI Fund will invest its assets in mutual funds from several different mutual funds families, managed by a variety of investment advisers, and having a variety of different investment goals and strategies.

Types of Funds.  Normally, the OPTI Fund invests in the following types of funds: U.S. emerging growth, blue chip, small capitalization stock funds and industry sector funds; international and global stock funds (including developed and emerging markets, regional funds and country specific funds) and international and global bond funds; long/short funds; U.S. Government securities funds and high yield bond funds; gold and precious metals funds and money market funds.  For a discussion about the risks of these funds and some of the securities that they hold, please read “More about Risk.”

Stock Segment.  The OPTI Fund may invest directly in, or in one or more stock funds owning, domestic and foreign equity securities, including common stocks and warrants.  Common stocks, the most familiar type, represent an ownership interest in a corporation.  Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

The stock segment includes domestic and foreign equity securities of all types.  PROACTIVE seeks a high total return within this asset class by actively allocating assets to industry sectors expected to benefit from major trends and to individual stocks that PROACTIVE believes to have superior investment potential.  When PROACTIVE selects equity securities, it considers both growth and anticipated dividend income.  Securities in the stock segment may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depository receipts, securities of closed-end investment companies, and other equity securities issued by companies of any size, located anywhere in the world.

Bond Segment.  The OPTI Fund may invest directly in, or in one or more bond funds owning, domestic and foreign debt securities.  Bonds and other debt securities are used by issuers to borrow money from investors.  The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. The bond segment includes all varieties of domestic and foreign fixed-income securities.  PROACTIVE will seek to maximize total return within the bond segment by adjusting the OPTI Fund’s investments in securities with different credit qualities, maturities, and coupon or dividend rates, and by seeking to take advantage of yield differentials between securities.  Securities in this segment may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities.  As with the money market segment, these securities may be denominated in U.S. dollars or foreign currency.  The OPTI Fund may also invest in lower quality, high-yielding debt securities (commonly referred to as “junk bonds”).  In general, bond prices rise when interest rates fall, and fall when interest rates rise.  Bonds and other debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates.  Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

Money Market Segment.  The OPTI Fund may invest directly in, or in one or more money market funds owning, money market securities.  Money market securities are high-quality securities (rated in one of the two highest rating categories for short-term debt obligations) and present minimal credit risk.  They may include U.S. Government obligations, commercial paper and other short-term corporate obligations, certificates of deposit, bankers’ acceptances, bank deposits, repurchase agreements and other financial institution obligations.  The money market segment includes all types of domestic and foreign securities.  These securities may be denominated in U.S. dollars or foreign currency.

Gold and Precious Metals Segment.  The OPTI Fund may invest directly in, or in one or more mutual funds owning, securities of companies engaged in exploration, mining, processing, distributing or dealing in gold or other precious metals and minerals.  In addition to investments directly in those securities or mutual funds, the OPTI Fund may invest in securities indexed to the price of gold or other precious metals.

Defensive Investments.  The Sub-Adviser of the OPTI Fund, or the underlying funds in which it invests, may invest in a fully- or partially-defensive position when they believe it is appropriate to do so. When this happens, the OPTI Fund, or the underlying funds in which it invests, may increase their investment in government securities and other short-term securities without regard to the Fund’s, or the underlying funds’, investment restrictions, policies or normal investment emphasis. During such a period, the OPTI Fund, or the underlying funds in which the Fund invests, could be unable to achieve their investment objectives. In addition, this defensive investment strategy may cause frequent trading and high portfolio turnover ratios when calculated in accordance with U.S. Securities and Exchange Commission (the “SEC”) rules.  High transaction costs could result from this frequent trading; however, because a significant portion of the OPTI Fund’s assets are invested in no-load mutual funds, which do not charge commissions upon the purchase or sale of their shares, the Fund will pay less commissions than many mutual funds of similar size and portfolio turnover.  Trading may also result in realization of net short-term capital gains upon which you may be taxed at ordinary tax rates when these gains are distributed from the OPTI Fund.

LISTED PRIVATE EQUITY PLUS FUND

The Listed Private Equity Plus Fund (“Fund”) is a “non-diversified” series of the Catalyst Funds (“Trust”), an open-end management investment company, commonly known as a mutual fund. The Fund is classified as "non-diversified" for purposes of the Investment Company Act of 1940 (the "1940 Act"), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

RISK/RETURN SUMMARY

Investment Objective

The Fund's primary goal is to achieve long-term capital appreciation. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Principal Strategies

The Fund intends to achieve its investment objective by investing, under normal circumstances, at least 80% of its total assets in equity securities of publicly listed companies that are primarily engaged in private equity.  A company is "primarily engaged in private equity" if:

•

a majority of its income is earned from private equity investments or transactions,

•

a majority of its assets are invested in private equity, or

•

a majority of its assets under management are private equity companies

The Fund invests in publicly listed financial institutions and investment vehicles whose primary business is private equity investing. This includes mezzanine debt, venture capital investing, buy-outs, and seed investing in unlisted companies, as well as holding companies that have significant private equity holdings or specialty companies that have a specific private equity niche in areas such as retailing.  The Fund’s investments may include Business Development Companies (BDCs), Special Purpose Acquisition Companies (SPACs), investment banks and merchant banking firms.

The Fund will invest primarily in private equity related companies of all sizes traded on stock exchanges in the United States and foreign stock exchanges (“Universe”). The Universe is not limited by market capitalization and may include large-, mid-, small- and micro- cap companies. The advisor selects equity securities based on fundamental, bottom up research. These equity securities consist of common stocks and securities having the characteristics of common stocks, including American Depositary Receipts (ADRs). The Fund will typically hold 40 and 60 securities at any time; however, from time to time, there may be more or less than this range.

The Fund's strategy is geared towards companies engaged in private equity or supporting the activities of private equity participants that the Fund's investment advisor believes will be able to grow earnings and revenues for long-term stock appreciation.  The advisor attempts to control risk by overall asset allocation, diversification and by conducting valuation analysis to avoid overpayment for a security.  The advisor seeks to diversify across different industries that participate in the private equity sector in order to minimize industry specific risk. The advisor conducts valuation analysis on a specific security basis in order to determine what the adviser believes is the true value of a company. This includes, but is not limited to, price-to-earnings ratio analysis and discounted cash-flow analysis. When conducting price-to-earnings ratio analysis, the advisor compares a specific company to its peers, to the market in general, and to its own historical valuation. The advisor seeks to assign a value to a specific security and to purchase those securities that have the most attractive disparities between current price and the advisor’s projected price.

The advisor generally looks at a three-year investment horizon when initially committing to an equity position and then periodically re-evaluates, which can either shorten or lengthen the time horizon.  The Fund will sell a security when the advisor believes a new opportunity is superior to an existing position, or when the adviser believes the position has reached its full valuation.

Principal Risks of Investing in the Fund

All mutual funds carry a certain amount of risk.  The Fund's returns will vary and you could lose money on your investment in the Fund.  An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Also, an investment in the Fund is not a complete investment program.  Below are some specific risks of investing in the Fund.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Smaller Capitalization Stock Risk.  To the extent the Fund (and the private equity companies in which the Fund invests) invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks.  The earnings and prospects of these companies are more volatile than larger companies.  Smaller-sized companies may experience higher failure rates than do larger companies.  The trading volume of securities of smaller-sized companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.  Smaller-sized companies may have limited markets, product lines or financial resources and may lack management experience.  All of these risks are increased when the Fund invests in micro-cap stocks.

Private Equity Company Risk.  There are certain risks associated with investing in listed private equity companies which include Business Development Companies (BDCs), Special Purpose Acquisition Companies (SPACs) and other financial institutions and vehicles whose primary business is to invest in, lend to or provide advice to privately held companies.  Federal securities laws impose certain restraints upon the organization and operations of BDCs and SPACs that can limit or negatively impact the performance of the company.  Other than the risks normally associated with IPOs, shareholders of private equity companies have significantly increased risks such as limited liquidity (as shares are generally thinly traded), losses on their investment if no deals are made by the company, and lack of investment diversification as assets of the private equity company are often invested in a single company.

Foreign Securities Risk.  Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities.  Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies.  In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.  Depository receipts maintain substantially the same risks as those associated with investments in foreign securities and may be under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities.

Valuation Risk.  Stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth. They also may decline in price, even though, in theory, they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing only stocks of a particular market cap or industry).

Non-Diversification Risk.  The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

No History of Operations. The Fund is a new mutual fund and has no history of operation.  In addition, the Fund's advisor has no experience managing a mutual fund.  Therefore, investors cannot judge the advisor by its track record managing a mutual fund.

The Fund is exposed to other risks as well. Please refer to the section below entitled “Additional Information About the Funds' Strategies and Risks” for more details regarding additional risk factors that you should consider before investing.

Is This Fund Right For You?

The Fund may be appropriate for you if you:

•

Seek a long-term investment goal;

•

Desire a portfolio of equity securities invested primarily in the private equity market;

•

Are willing to accept gains and losses caused by fluctuations in equity markets in the U.S. and abroad.

The Fund may not be appropriate for you if you seek:

•

A short-term investment goal;

•

Safety of principal; or

•

Regular income.

PAST PERFORMANCE

Performance information is not included because the Fund does not have a full calendar year of operations as of the date of this Prospectus.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

    Listed Private

Shareholder Fees

  Equity Plus Fund

(fees paid directly from your investment)

Class A         Class C

Maximum Sales Charge (Load) Imposed on Purchases

5.50%

NONE

Maximum Deferred Sales Charge (Load) 1

1.00%

NONE

Maximum Sales Charge (Load) Imposed on Reinvested Dividends

and Distributions

NONE

NONE

Redemption Fee2

2.00%

2.00%

Exchange Fee

NONE

NONE

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fee

1.25%

1.25%

Distribution (12b-1) Fees

0.25%

1.00%

Other Expenses3

0.79%

0.79%

Acquired (Underlying) Fund Fees and Expenses4

0.20%

0.20%

Total Annual Fund Operating Expenses

2.49%

3.24%

Fee Waivers and Expense Reimbursement5

0.30%

0.30%

Net Expenses (after expense reimbursement)5

2.19%

2.94%

1 In the case of investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge), you may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

2 The Fund charges a fee of 2.00% on redemptions of shares held less than 30 days.  Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. A redemption fee will not be charged on involuntary redemptions.   A $15 fee may be charged for redemptions made by wire.

3 Because the Fund is new fund, Other Expenses are based on estimated amounts for the current fiscal year.

4 Acquired (Underlying) Fund Fees and Expenses are based on estimated amounts for the Fund’s current fiscal year.  The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Underlying Funds.

5The advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.99% for Class A and 2.74% for Class C of its average daily net assets through June 30, 2008.  Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expenses is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

Example of Hypothetical Fund Costs:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for fee waiver and/or expense reimbursement reflected in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$ 760	$ 1,256
Class C	$ 297	$ 970

ADDITIONAL INFORMATION ABOUT THE FUNDS' STRATEGIES AND RISKS

General Information

The investment objective of each Fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval.  The Listed Private Equity Plus Fund's policy is to invest, under normal circumstances, at least 80% of its total assets in equity securities of publicly listed companies that are primarily engaged in private equity. If the Board decides to change a Fund's investment objective, or the Listed Private Equity Plus Fund's 80% policy, shareholders will be given 60 days advance notice.  The Board does not anticipate making any such changes.

From time to time, each Fund may take temporary defensive positions, which are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions.  For example, the Funds may hold all or a portion of their respective assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements.  If a Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees.  Although a Fund would do this only in seeking to avoid losses, the Fund will not be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.  Each Fund also may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

A description of the Funds' policies regarding disclosure of the securities in the Funds' portfolios is found in the Statement of Additional Information.

Private Equity Company Risk.  The Listed Private Equity Plus Fund invests primarily in listed private equity companies which include Business Development Companies (BDCs), Special Purpose Acquisition Companies (SPACs) and other financial institutions and vehicles whose primary business is to invest in, lend to or provide advice to privately held companies.  Federal securities laws impose certain restraints upon the organization and operations of BDCs and SPACs.  For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or in thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high quality debt instruments that mature in one year or less.  SPACs typically hold 85% to 100% of the proceeds raised from their IPO in trust to be used at a later date for a merger or acquisition. The SPAC must sign a letter of intent for a merger or acquisition within 18 months of the IPO. Otherwise it will be forced to dissolve and return the assets held in the trust to the public stockholders. However, if a letter of intent is signed within 18 months, the SPAC can close the transaction within 24 months. In addition, the target of the acquisition must have a fair market value that is equal to at least 80% of the SPAC’s assets at the time of acquisition and a majority of shareholders voting must approve this combination with no more than 20% of the shareholders voting against the acquisition and requesting their money back. When a deal is proposed, a shareholder can stay with the transaction by voting for it or elect to sell his shares in the SPAC if voting against it.  SPACs are more transparent than private equity as they are regulated by certain SEC rules, including filing their financial statements. Since SPACs are publicly traded, they provide limited liquidity to an investor (i.e. investment comes in the form of common shares and warrants which can be traded).  Other than the risks normally associated with IPOs, SPACs’ public shareholders' risks include limited liquidity of their securities (as shares are generally thinly traded), loss of 0-15% of their investments (resulting from the SPACs operating costs) if no deals are made and lack of investment diversification as assets are invested in a single company.

Foreign Exposure Risk.  Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.  Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.  In addition to the foreign risk a Fund is exposed to through direct investments, some of the underlying funds may have a greater exposure to foreign risk through their direct investments which would further expose the Funds to this risk.

Micro-Cap Risk. Certain securities in which each Fund invests may be micro-cap companies. Micro-cap stocks involve substantially greater risks of loss and price fluctuations than larger and more established companies. Micro-cap companies carry additional risks because of the tendency of their earnings and revenues to be less predictable (and some companies may experience significant losses), their share prices to be more volatile and their markets to be less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before a Fund realizes a gain, if any, on an investment in a micro-cap company.

Depositary Receipts. Each Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in the U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

HOW TO BUY SHARES

Purchasing Shares

You may buy shares on any business day.  This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

Each Fund calculates its net asset value ("NAV") per share as of the close of regular trading on the NYSE every day the NYSE is open.  The NYSE normally closes at 4:00 p.m. Eastern Time ("ET").  The Fund's NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

Purchases orders received in "proper form" by the Funds' transfer agent before the close of trading on the NYSE will be effective at the NAV next calculated after your order is received.  On occasion, the NYSE closes before 4:00 p.m. ET.  When that happens, purchase orders received after the NYSE closes will be effective the following business day.  To be in "proper form," the purchase order must include:

•

Fund name and account number;

•

Account name(s) and address;

•

The dollar amount or number of shares you wish to purchase.

Multiple Classes

Each Fund offers both Class A and Class C shares. Each Class of shares has a different distribution arrangement and expenses to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and length of investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares.

Class A Shares

You can buy Class A shares at the public offering price, which is the NAV plus an up-front sales charge.  You may qualify for a reduced sales charge, or the sales charge may be waived, as described below.  The up-front sales charge also does not apply to Class A shares acquired through reinvestment of dividends and capital gains distributions.  Class A shares are subject to a 12b-1 fee which is lower than the 12b-1 fee for the Class C shares.  The up-front Class A sales charge and the commissions paid to dealers are as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $50,000	5.50%	5.82%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.25%
$100,000 but less than $250,000	4.00%	4.17%	3.50%
$250,000 but less than $500,000	3.25%	3.36%	2.75%
$500,000 but less than $1,000,000	2.50%	2.56%	2.00%
$1,000,000 and above (1)	0.00%	0.00%	0.00%

(1) In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase.

For each Fund, if you invest $1 million or more either as a lump sum or through rights of accumulation quantity discount or letter of intent programs, you can buy shares without an initial sales charge.  The Funds’ distributor may pay a commission up to 1.00% out of its own resources to broker-dealers who initiate and are responsible for the purchase of shares of $1 million or more.

How to Reduce Your Sales Charge

We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares.

Class A Sales Charge Reductions

Reduced sales charges are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

Letter of Intent:  An investor may qualify for a reduced sales charge immediately by stating his or her intention to invest in one or more of the Funds, during a 13-month period, an amount that would qualify for a reduced sales charge and by signing a Letter of Intent, which may be signed at any time within 90 days after the first investment to be included under the Letter of Intent.  However, if an investor does not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when you sell your shares, if earlier), the additional shares that were purchased due to the reduced sales charge credit the investor received will be liquidated to pay the additional sales charge owed.

Rights of Accumulation:  You may add the current value of all of your existing Catalyst Fund shares to determine the front-end sales charge to be applied to your current Class A purchase.  Only balances currently held entirely at  the Funds or, if held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class A sales charge.  You may include the value of Catalyst Funds’ investments held by the members of your immediately family, including the value of Funds’ investments held by you or them in individual retirement plans, such as individual retirement accounts, or IRAs, provided such balances are also currently held entirely at  the Funds or, if held in an account through a financial services firm, at the same financial services firm through whom you are making your current purchase.  The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested dividends) or the current account market value; whichever is greater.  The current market value of the shares is determined by multiplying the number of shares by the previous day’s NAV.  If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase (including at the time of any future purchase) specifically identify those shares to your current purchase broker-dealer.

Investments of $1 Million or More: For each Fund, with respect to Class A shares, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge. However, you may be subject to a 1.00% CDSC on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).  The CDSC for these Class A shares is based on the NAV at the time of purchase. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.  For example, if you buy shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month.  To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Catalyst Fund.

Class A Sales Charge Waivers: The Fund may sell Class A shares at NAV (i.e. without the investor paying any initial sales charge) to certain categories of investors, including: (1) investment advisory clients or investors referred by the Funds' advisor or its affiliates; (2) officers and present or former Trustees of the Trust; directors and employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (3) the Funds' advisor or its affiliates and certain employee benefit plans for employees of the Funds' investment; (4) employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension ("SEP") contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the advisors; (5) fee-based financial planners and registered investment advisors who are purchasing on behalf of their clients; (6) broker-dealers who have entered into selling agreements with the Funds' advisor for their own accounts; and (7) participants in no-transaction-fee programs of brokers that have a dealer or shareholder servicing agreement with the Funds.

Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements.  Additional information is available by calling 866-447-4228.  Your financial advisor can also help you prepare any necessary application forms.  You or your financial advisor must notify the Funds at the time of each purchase if you are eligible for any of these programs.  The Funds may modify or discontinue these programs at any time.  Information about Class A sales charges and breakpoints is available on the Funds' website at www.catalystmutualfunds.com.

Class C Shares

Sales of Class C shares are not subject to a front-end sales charge. Class C shares are subject to a 12b-1 fee of 1.00%, payable to the advisor. Because Class C shares pay a higher 12b-1 fee than Class A shares, Class C shares have higher ongoing expenses than Class A shares. The Fund may pay the 12b-1 fee directly to selected dealers.

Opening an Account

You may purchase shares directly through the Funds’ transfer agent or through a brokerage firm or other financial institution that has agreed to sell Fund shares.  If you purchase shares through a brokerage firm or other financial institution, you may be charged a fee by the firm or institution.

If you are investing directly in a Fund for the first time, please call toll-free 1-866-447-4228 to request a Shareholder Account Application.  You will need to establish an account before investing.  Be sure to sign up for all the account options that you plan to take advantage of.  For example, if you would like to be able to redeem you shares by telephone, you should select this option on your Shareholder Account Application.  Doing so when you open your account means that you will not need to complete additional paperwork later.

If you are purchasing through the Funds’ transfer agent, send the completed Shareholder Account Application and a check payable to the appropriate Fund to the following address:

Catalyst Funds

c/o Matrix Fund Services

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090-1904

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.  No cash, credit cards or third party checks will be accepted.  A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons.  If a check does not clear your bank or a Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase.  If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase.  Each Fund (or Fund agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price.  Any profit on such cancellation will accrue to the applicable Fund.  Your investment in a Fund should be intended to serve as a long-term investment vehicle.  The Funds are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market.  Each Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading.  Each Fund also reserves the right to stop offering shares at any time.

If you choose to pay by wire, you must call the Funds’ transfer agent, at 1-866-447-4228 to obtain instructions on how to set up your account and to obtain an account number and wire instructions.

Wire orders will be accepted only on a day on which the Funds, custodian and transfer agent are open for business.  A wire purchase will not be considered made until the wired money and purchase order are received by the Funds.  Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent.  The Funds presently do not charge a fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you.  We may also ask for other identifying documents or information, and may take additional steps to verify your identity.  We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Minimum Purchase Amount

The minimum initial investment in a Fund is $1,000 for a regular account, $1,000 for an IRA account, or $100 for an automatic investment plan account.  The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts.  Investment minimums may be higher or lower for investors purchasing shares through a brokerage firm or other financial institution.  To the extent investments of individual investors are aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Automatic Investment Plan

You may open an automatic investment plan account with a $100 initial purchase and a $100 monthly investment.  If you have an existing account that does not include the automatic investment plan, you can contact the Funds’ transfer agent to establish an automatic investment plan.  The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Funds.  You may authorize the automatic withdrawal of funds from your bank account for a minimum amount of $100.  The Funds may alter, modify or terminate this plan at any time.  To begin participating in this plan, please complete the Automatic Investment Plan Section found on the application or contact the Funds at 1-866-447-4228.

Additional Investments

The minimum subsequent investment in the Funds is $50.  You may purchase additional shares of a Fund by check or wire. Your bank wire should be sent as outlined above. You also may purchase Fund shares by making automatic periodic investments from your bank account.  To use this feature, select the automatic investment option in the account application and provide the necessary information about the bank account from which your investments will be make.  You may revoke your election to make automatic investments by calling 1-866-447-4228 or by writing to the Fund at:

Catalyst Funds

c/o Matrix Fund Services

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090-1904

Other Purchase Information

Each Fund may limit the amount of purchases and refuse to sell to any person.  If your wire does not clear, you will be responsible for any loss incurred by the Fund.  If you are already a shareholder, each Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.  You may be prohibited or restricted from making future purchases in the Funds.

Each Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders.  A Fund is deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the NAV next calculated thereafter.  It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Funds’ transfer agent.

Market Timing

The Funds discourage market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. To the extent that a Fund significantly invests in small or mid-capitalization equity securities or derivative investments, because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.  The Board of Trustees has adopted a policy directing the Funds to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of a Fund that indicates market timing or trading that it determines is abusive.  This policy applies uniformly to all Fund shareholders.  The Board of Trustees has also adopted a redemption fee for the Listed Private Equity Plus Fund due to the nature of the securities in which that Fund invests.  While the Funds attempt to deter market timing, there is no assurance that they will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide each Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult for the Funds to detect market timing, and there can be no assurance that the Funds will be able to do so.

HOW TO REDEEM SHARES

You may redeem your shares on any business day.  Redemption orders received in proper order by the Funds’ transfer agent or by a brokerage firm or other financial institution that sells Fund shares before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day's NAV.  Your brokerage firm or financial institution may have an earlier cut-off time.

Shares of the Funds may be redeemed by mail or telephone.  You may receive redemption payments in the form of a check or federal wire transfer, subject to any applicable redemption fee.  A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer.  Any charges for wire redemptions will be deducted from your account by redemption of shares.  If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail.  You may redeem any part of your account in a Fund at no charge by mail.  Your request, in proper form, should be addressed to:

Catalyst Funds

c/o Matrix Fund Services

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090-1904

“Proper form” means your request for redemption must:

•

Include the Fund name and account number;

•

Include the account name(s) and address;

•

State the dollar amount or number of shares you wish to redeem; and

•

Be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Funds may require that the signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request.  The Funds may also require that signatures be guaranteed for redemptions of $25,000 or more.  Signature guarantees are for the protection of shareholders.  You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed.  Please call the transfer agent at 1-866-447-4228 if you have questions.  At the discretion of the Funds, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone.  You may redeem any part of your account in a Fund by calling the transfer agent at 1-866-447-4228.  You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option.  The Funds, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Funds may terminate the telephone redemption procedures at any time.  During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges.  If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

Redemption Fee.  Shareholders in the Listed Private Equity Fund who redeem shares within 30 days of their purchase will be assessed a redemption fee of 2.00% of the amount redeemed.  Shareholders in any Fund who redeem Class C shares within one year of their purchase may be assessed a 1.00% CDSC on the amount redeemed.

The Funds use a "first in, first out" method for calculating the redemption fee or CDSC.  This means that shares held the longest will be redeemed first, and shares held the shortest time will be redeemed last.  Mandatory retirement distributions, involuntary redemptions of small accounts by a Fund, and transactions initiated by a retirement plan sponsor or participant are not subject to the redemption fee.  The redemption fee is paid directly to and retained by the Listed Private Equity Plus Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact, and other costs that may be associated with short-term money movement in and out of the Fund.  The CDSC is paid to the advisor to reimburse expenses incurred in providing distribution-related services to the Funds.

The Funds reserve the right to modify or eliminate the redemption fee or CDSC or waivers at any time.  If there is a material change to a Fund's redemption fee, the Fund will notify you at least 60 days prior to the effective date of the change.  The Statement of Additional Information contains further details about the redemption fee and CDSC and the conditions for waiving these fees.

Additional Information.  If you are not certain of the requirements for redemption please call the transfer agent at 1-866-447-4228.  Redemptions specifying a certain date or share price cannot be accepted and will be returned.  You will be mailed the proceeds on or before the fifth business day following the redemption.  You may be assessed a fee if a Fund incurs bank charges because you request that the Fund re-issue a redemption check.  Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.

Because each Fund incurs certain fixed costs in maintaining shareholder accounts, a Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time.  You may increase the value of your shares in a Fund to the minimum amount within the 30-day period.  All shares of a Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

Exchange Privilege

You may exchange shares of a particular class of a Fund only for shares of the same class of another Fund. For example, you can exchange Class A shares of the Value Fund for Class A shares of the Listed Private Equity Plus Fund. Shares of the Fund selected for exchange must be available for sale in your state of residence. You must meet the minimum purchase requirements for the Fund you purchase by exchange. For tax purposes, exchanges of shares involve a sale of shares of the Fund you own and a purchase of the shares of the other Fund, which may result in a capital gain or loss.

DISTRIBUTION PLANS

Each Fund has adopted distribution and service plans under Rule 12b-1 of the Investment Company Act of 1940 that allows each Fund to pay distribution and/or service fees in connection with the distribution of its Class A and Class C shares and for services provided to shareholders.  Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A Shares

Under the Funds’ Plan related to the Class A Shares, each Fund will pay its advisor an annual fee of up to 0.50% of the average daily net assets of the respective Fund’s Class A Shares (the “Class A 12b-1 Fee”) for providing ongoing services to you. Each Fund is currently paying its advisor 0.25% of its average daily net assets.

Class C Shares

Under the Funds’ Plan related to the Class C Shares, each Fund will each pay its advisor an annual fee of up to 1.00% of the average daily net assets of the respective Fund’s Class C Shares. The advisor may pay a portion of the distribution and services fees to your financial advisor for providing ongoing service to you.

VALUING THE FUND’S ASSETS

Each Fund's assets are generally valued at their market value.  If market prices are not available or, in the advisor's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the advisor will value the Funds' assets at their fair value according to policies approved by the Funds’ Board of Trustees.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the advisor may need to price the security using the Fund's fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Securities trading on overseas markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the overseas market, bur prior to the close of the U.S. market. Fair valuation of a Fund's securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's NAV by short term traders.  The Funds may use pricing services to determine market value.  The NAV for a Fund investing in other investment companies is calculated based upon the NAV of the underlying investment companies in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders.  These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request to the Fund.  Each Fund expects that its distributions will consist of both capital gains and dividend income.  Each Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards) annually.

Taxes

In general, selling shares of a Fund and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.  You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.  A Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

Early each year, the Funds will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year.  If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.  Because each investor’s tax circumstances are unique, please consult with your tax advisor about your investment.

MANAGEMENT OF THE FUNDS

Advisor – Catalyst Value Fund and Catalyst OPTI-flex® Fund

Catalyst Capital Advisors LLC, a New York limited liability company located at 5 Abbington Drive, Lloyd Harbor, NY, serves as advisor to the Catalyst Value Fund. The advisor was formed on January 24, 2006 and has limited experience in advising investment accounts or a mutual fund.  Management of the Fund is currently its primary business.  Under the terms of the management agreement, Catalyst Capital Advisors LLC is responsible for formulating the Fund’s investment policies, making ongoing investment decisions and engaging in portfolio transactions.

Portfolio Manager - Catalyst Value Fund

David Miller is a portfolio manager with Catalyst Capital Advisors LLC and has been responsible for the day-to-day management of the Fund since its inception.  Mr. Miller is the CEO of Investmentcatalyst.com, which he founded in 2005. The Investment Catalyst newsletter works to identify undervalued stocks with a near term catalyst for appreciation.  Mr. Miller was a trader with UBS, working on the equity derivatives desk from July 2002 until December 2002.  Mr. Miller was the CEO of MovieDaze Media Group, a search engine marketing company that he co-founded in 2003 and sold in 2006.  In 2000 he founded Bidcentives, Inc., a company designing software for mid-market internet retailers and, after Bidcentives was sold, acted as an advertising consultant to Bidcentives from 2001 until 2002.  He attended the University of Pennsylvania, Wharton School where he received a Bachelor of Science in Economics in 2001.  Mr. Miller has no prior experience managing a mutual fund.

Sub-Adviser - Catalyst OPTI-flex® Fund

PROACTIVE Money Management, Inc. (“PROACTIVE”) serves as investment sub-adviser to the OPTI Fund pursuant to an investment sub-advisory contract under the terms of which it has agreed to provide an investment program within the limitations of the OPTI Fund’s investment policies and restrictions.  PROACTIVE has been registered with the SEC as an investment adviser since July 14, 1994, and manages approximately $40 million in assets.  PROACTIVE has provided investment advisory services to the OPTI Fund since October 2005. PROACTIVE has its principal offices at 3401 Technology Dr., Suite 200, Lake Saint Louis, MO  63367-2599.

Portfolio Manager - Catalyst OPTI-flex® Fund

Jeffrey J. Unterreiner is the OPTI Fund’s portfolio manager and has served in that capacity since February 28, 2002, first as co-manager and, since August 9, 2002, as sole manager. His primary business experience during the past five years has been as a principal of the Trust’s former investment adviser and its distributor and, although no longer in these capacities, as Trustee, Chairman, President and Vice President of the Trust. Since December 29, 2006, he has served as President of PROACTIVE. Mr. Unterreiner is a graduate of the University of Missouri—St. Louis, where he majored in Business Administration, and a veteran of over 15 years in the financial services industry.

Advisor –Listed Private Equity Plus Fund

Vista Research and Management, LLC, a New York limited liability company located at 142 Hardscrabble Lake Drive, Chappaqua, New York 10514 serves as advisor to the Listed Private Equity Plus Fund. The advisor was formed in January 2007 and has no prior experience in advising investment accounts or a mutual fund.  Management of the Fund is currently its primary business.  Under the terms of the management agreement, Vista Research and Management, LLC is responsible for formulating the Fund’s investment policies, making ongoing investment decisions and engaging in portfolio transactions.

Portfolio Manager – Listed Private Equity Plus Fund

Steven R. Samson is the President and CEO of Vista Research and Management, LLC.  Mr. Samson founded Vista Research and Management, LLC in January 2007.  He currently serves as the organization’s President and CEO, a position he has held since the Company’s inception.  Mr. Samson has 25 years of experience in the mutual fund and alternative investment management industry.  Prior to forming Vista, Mr. Samson served as Chief Operating Officer at Al Frank Asset Management, Inc. from July 2005 until January 2007.  Mr. Samson was an independent consultant to the asset management industry from December 2004 until June 2005.  From February 2002 until November 2004 Mr. Samson served as President and Chief Executive Officer of Alternative Investment Partners, LLC (AIP), and as Chairman of AIP Mutual Funds, Inc.  From June 1999 until February 2002, Mr. Samson was President of Kinetics Asset Management, Inc. and Chairman of Kinetics Mutual Funds, Inc.  From 1993 to 1999, Mr. Samson was the Managing Director, Global Marketing and Product Management at Chase Global Asset Management and Mutual Funds, the investment adviser to the Chase Manhattan Bank’s family of mutual funds and the Chase Manhattan Vista Funds (offshore).  Previously, Mr. Samson was responsible for the Mutual Funds Management Group at The U.S. Trust Company of New York.  Mr. Samson began his career as Senior Economist in the Corporate Economist’s Office of the American Express Company, where he later became Director, Corporate Development and Planning.  Mr. Samson presently serves on the Investment Company Institute’s (ICI) Research and Small Funds Committees.  He previously was a member of the ICI’s International and Marketing Committees and its Bank Affiliated Funds Sub-Committee.  Mr. Samson earned a Graduate Fellowship in Economics from the City University of New York.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed and ownership of securities in his managed Fund.

Advisory Fees

Each Fund is authorized to pay its respective advisor a fee equal to 1.25% of its average daily net assets for the Value and Private Equity Funds and 0.75% of its average daily net assets for the OPTI Fund. Each advisor has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to maintain each Fund's total annual operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; and extraordinary expenses) at 1.95% for Class A and 2.70% for Class C of the Value Fund's average daily net assets, at 1.65% for Class A and 2.40% for Class C of the OPTI Fund's average daily net assets, and at 1.99% for Class A and 2.74% for Class C of the Listed Private Equity Plus Fund's average daily net assets. Each Fund’s respective advisor or sub-advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services for each respective Fund’s shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.  A discussion regarding the basis of the Board of Trustees’ approval of the management agreement with Catalyst Capital Advisors LLC for the Catalyst Value Fund is available in the Trust's semi-annual report to shareholders for the period ending December 31, 2006.  A discussion regarding the basis of the Board of Trustees’ approval of the management agreement with Vista Research and Management, LLC for the Listed Private Equity Plus Fund will be available in the Trust's annual report to shareholders for the period ending June 30, 2007.  A discussion regarding the basis of the Board of Trustees’ approval of the management agreement with Catalyst Capital Advisors LLC for the Catalyst OPTI-flex® Fund will be available in the Trust’s annual report to shareholders for the period ending December 31, 2007.

FINANCIAL HIGHLIGHTS

 Catalyst Value Fund

The following table is intended to help you better understand the Catalyst Value Fund's financial performance since its inception.  Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.  The information is not audited.  The Catalyst Value Fund's financial statements are included in the Fund's semi-annual report, which is available upon request.

Catalyst Value Fund	Class A*		Class C*

	For the Period		For the Period
	July 31, 2006 to		July 31, 2006 to
	December 31, 2006		December 31, 2006
	(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$ 10.00		$ 10.00

Investment Operations:
Net investment loss (a)	(0.01)		(0.05)
Net realized and unrealized gain on
investments	1.76		1.76
Total from investment operations	1.75		1.71

Net Asset Value, End of Period	$ 11.75		$ 11.71

Total Return (b)	17.50%		17.10%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 602		$ 2

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	17.30%	[1]	23.79% [1]
After fees waived and expenses absorbed	2.00%	[1]	2.75% [1]

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(15.63)%	[1]	(22.15)% [1]
After fees waived and expenses absorbed	(0.33)%	[1]	(1.12)% [1]

Portfolio turnover rate	6.53%		6.53%

(a)			Net investment loss per share is based on average shares outstanding.
(b) Aggregate total return, not annualized.
[1] Annualized.
*			The Value Fund Class A and Class C shares commenced operations on July 31, 2006.

Catalyst OPTI-flex® Fund

The following table is intended to help you understand the financial performance of the Catalyst OPTI-flex® Fund for the period ended December 31, 2006 for Class A shares and for the past 5 years for Class C shares.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) (assuming reinvestment of all dividends and distributions).  Information for the fiscal years 2002 and 2003 has been audited by other auditors.  Information for the fiscal years ended December 31, 2004, 2005 and 2006 has been audited by Cohen Fund Audit Services, Ltd., an independent registered public accounting firm, whose report, along with the OPTI Fund’s financial statements, is included in the annual report, which is available upon request.

The OPTI Fund acquired all of the assets and liabilities of the ThomasLloyd OPTI-flex® Fund, a series of the ThomasLloyd Funds, in a tax-free reorganization on ________ __, 2007. In connection with this acquisition, Class A shares of the acquired fund were exchanged for class A shares of the OPTI Fund and Class C shares of the acquired fund were exchanged for class C shares of the OPTI Fund. The financial highlights below are those of the predecessor ThomasLloyd OPTI-flex® Fund.

[FINANCIAL HIGHLIGHTS TO BE SUPPLIED IN FUTURE AMMENDMENT]

PRIVACY POLICY

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources.  In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect.  The Funds collect the following nonpublic personal information about you:

•

Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•

Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose.  The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law.  The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

FOR MORE INFORMATION

Several additional sources of information are available to you.  The Statement of Additional Information (“SAI”), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Funds’ affiliates.  Annual and semi-annual reports contain management’s discussion of market conditions and investment strategies that significantly affected each Fund’s performance results as of the Fund’s latest semi-annual or annual fiscal year end.

Call the Funds at 1-866-447-4228 to request free copies of the SAI, the annual report and the semi-annual report, to request other information about the Fund and to make shareholder inquiries. You may also obtain this information from the Funds' internet site at www.catalystmutualfunds.com.

You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (the “SEC”) Public Reference Room in Washington, D.C.  Call the SEC at 1-202-551-8090 for room hours and operation.  You also may obtain reports and other information about the Funds on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-21872

STATEMENT OF ADDITIONAL INFORMATION,

   ___, 2007

CATALYST FUNDS

Catalyst Value Fund

Catalyst OPTI-flex® Fund

Listed Private Equity Plus Fund
630 Fitzwatertown Road, Building A, 2nd Floor,

Willow Grove, PA 19090

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of the Catalyst Value Fund the Listed Private Equity Plus Fund and the Catalyst OPTI-flex Fund (the “Funds”) dated   ___, 2007 (“Prospectus”). Each Fund is a separate series of the Catalyst Funds (“Trust”), an open-end management company organized as an Ohio business trust.  The Trust's Semi-Annual Report to shareholders for the period ended December 31, 2006 is incorporated herein by reference.  This SAI is incorporated in its entirety into the Prospectus. Copies of the Prospectus and Semi-Annual Report may be obtained at no charge from the Funds by writing to the above address or calling 1-866-447-4228.

The Catalyst OPTI-flex® Fund acquired all of the assets and liabilities of the ThomasLloyd OPTI-flex® Fund, a series of the ThomasLloyd Funds, in a tax-free reorganization on ________ __, 2007. In connection with this acquisition, Class A shares of the acquired fund were exchanged for Class A shares of the OPTI Fund and Class C shares of the acquired fund were exchanged for Class C shares of the OPTI Fund. The Annual Report incorporated by reference into this SAI is that of the predecessor  ThomasLloyd OPTI-flex® Fund.

TABLE OF CONTENTS

The Catalyst Funds	1
Investment Restrictions	1
Other Investment Policies	2
Additional Information about Investments and Risks	3
Disclosure of Portfolio Holdings	21
Trustees and Officers	23

Principal Shareholders	26
Advisors	27
Code of Ethics	30
Transfer Agent, Fund Accounting Agent and Administrator	31
Custodian	31
Independent Registered Public Accounting Firm	31

Counsel	31
Distributor	31
Proxy Voting Policy	32
Portfolio Transactions	33
Purchase and Redemption of Shares	35
Reduction of Up-Front Sales Charge on Class A Shares	36
Waivers of Up-Front Sales Charge on Class A Shares	37
Exchange Privilege	37

Net Asset Value	37
Tax Information	38
Investments In Foreign Securities	38
Backup Withholding	39
Foreign Shareholders	39
Financial Statements	40

Appendix A

THE CATALYST FUNDS

The Catalyst Funds (“Trust”), an Ohio business trust, is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company (or mutual fund) consisting of three separate series:  the Listed Private Equity Plus Fund (the "Private Equity Fund") and the Catalyst Value Fund (the “Value Fund”), each of which are non-diversified funds and the Catalyst OPTI-flex® Fund (the “OPTI Fund”) which is a diversified fund. The Trust was formed by an Agreement and Declaration of Trust on February 27, 2006. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Additional series (or funds) may be created by the Board of Trustees of the Trust (“Board” or “Trustees”) from time to time.

The Catalyst OPTI-flex® Fund acquired all of the assets and liabilities of the ThomasLloyd OPTI-flex® Fund, a series of the ThomasLloyd Funds, in a tax-free reorganization on ________ __, 2007. In connection with this acquisition, Class A shares of the acquired fund were exchanged for Class A shares of the OPTI Fund and Class C shares of the acquired fund were exchanged for Class C shares of the OPTI Fund. The portfolio specific and financial information included herein or incorporated by reference into this SAI is that of the predecessor ThomasLloyd OPTI-flex® Fund.

Catalyst Capital Advisors LLC (“Catalyst”), acts as advisor to the Value Fund and OPTI Fund and Vista Research and Management, LLC (“Vista”), acts as advisor to the Private Equity Fund.

The Trust does not issue share certificates.  All shares are held in non-certificate form registered on the books of the Trust and the Trust’s transfer agent for the account of the shareholder.  Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series. There can be no assurance that a series will grow to an economically viable size, in which case the Trustees may determine to liquidate the series at a time that may not be opportune for shareholders. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.   No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Each Fund offers two classes of shares:  Class A and Class C Shares.  Each share class represents an interest in the same assets of a Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.  The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental policies of the Funds and cannot be changed unless the change is approved by the lesser of (a) 67% or more of the shares present at a meeting of shareholders if the holders of more than 50% of the outstanding voting shares of that Fund are present or represented by proxy or (b) more than 50% of the outstanding voting shares of that Fund.

As a matter of fundamental policy, the Funds may not:

(a)

borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(b)

issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(c)

engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(d)

purchase or sell real estate, which does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

(e)

purchase physical commodities or contracts relating to physical commodities;

(f)

make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with a Fund's investment objective and policies may be deemed to be loans.

(g)

In addition, the Value Fund and OPTI Fund will not invest 25% or more of its total assets in a particular industry or group of industries other than other investment companies. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto. The Private Equity Fund will, under normal circumstances, invest at least 25% of its total assets in companies engaged in the following private equity related industries: Publicly Listed Private Equity Firms, Publicly Listed Venture Capital Firms, U.S. Business Development Companies, U.S. Special Purpose Acquisition Companies (SPACs), Investment Banks with Large Private Equity Interests, Merchant Banks with Large Private Equity Interests, Publicly Listed Private Equity Funds, Leveraged Buy-Out Firms, Alternative Investment Asset Management Firms..

OTHER INVESTMENT POLICIES

The following investment policies are not fundamental and may be changed by the Board without the approval of the shareholders of the Funds:

(a)

No Fund will invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.  Rule 144A securities with registration rights are not considered to be illiquid;

(b)

The Funds will not purchase securities or evidences of interest thereon on “margin.”  This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving futures contracts, and other permitted investments and techniques;

(c)

No Fund will mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with permitted borrowings.  No Fund will mortgage, pledge or hypothecate more than 1/3 of its assets as collateral for such borrowing, and immediately after such borrowing the Fund shall maintain asset coverage of 300% of all borrowing.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales, securities lending and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation;

(d)

No Fund will purchase any security while borrowings (including reverse repurchase transactions) representing more than one third of its total assets are outstanding; and

(e)

The Private Equity Fund has adopted a policy to invest at least 80% of its total assets (defined as net assets plus the amount of any borrowing for investment purposes) in equity securities of publicly listed companies that are primarily engaged in private equity.  Shareholders of the Fund will be provided with at least 60 days' prior notice of any change in the Fund's policy.  The notice will be provided in a separate written document containing the following, or similar, statement, in boldface type:  "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder.

ADDITIONAL INFORMATION ABOUT INVESTMENTS AND RISKS

Unless restricted by the fundamental policies of any Fund, the following policies supplement the investment objective and policies of the Funds as set forth in the Prospectus.

Common Stocks. The Funds may invest in common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure. The Funds may also invest in warrants and rights related to common stocks.

Investments in Small and Unseasoned Companies.  Unseasoned and small companies may have limited or unprofitable operating histories, limited financial resources, and inexperienced management.  In addition, they often face competition from larger or more established firms that have greater resources.  Securities of small and unseasoned companies are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements.  To dispose of these securities, a Fund may need to sell them over an extended period or below the original purchase price.  Investments by a Fund in these small or unseasoned companies may be regarded as speculative.

Securities of Other Investment Companies. The Funds may invest in securities issued by other investment companies. Each Fund intends to limit its investments in accordance with applicable law or as permitted by an SEC rule or exemptive order. Among other things, such law would limit these investments so that, as determined immediately after a securities purchase is made by a Fund: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company (the "5% Limitation"); (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group (the "10% Limitation"); (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned by the Fund together with all other investment companies that have the same advisor. Under certain sets of conditions, different sets of restrictions may be applicable. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their Shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by Shareholders.

The Catalyst Funds intend to rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the NASD for funds of funds.

Exchange Traded Funds.  Each Fund may invest in a range of exchange-traded funds ("ETFs").  ETFs may include, but are not limited to, Standard & Poor’s Depositary Receipts ("SPDRs"), DIAMONDS,SM  Nasdaq-100 Index Tracking Stock ("QQQs"), iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and Vanguard ETFs.  Additionally, the Fund may invest in new exchange traded shares as they become available.

SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to closely track the price performance and dividend yield of the Standard & Poor’s 500 Composite Stock Price IndexTM ("S&P 500 Index").  SPDRs trade on the American Stock Exchange ("AMEX") under the symbol SPY.  The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks.  A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY.  DIAMONDS represent an investment in the DIAMONDS Trust, a unit investment trust  that serves as an index to the Dow Jones Industrial Average (the “Dow”) in that its holding consists of the 30 component stocks of the Dow.  The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the Dow Index.  The DIAMONDS Trust’s shares trade on the AMEX under the symbol DIA.  QQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasadaq 100 Index by holding shares of all the companies on the Index.  Shares trade on the AMEX under the symbol QQQ.  The iShares are managed by Barclays Global Investors, N.A. ("Barlcays").  They track 80 different indexes, including sector/industry indexes (such as the S&P Financial Sector Index), bond indexes (such as the Lehman Brothers U.S. Aggregate Index and the Lehman 1-3 Year Treasury Bond Index) and international indexes (such as the S&P Europe 500 Index). Each iShares international ETF represents a broad portfolio of publicly traded stocks in a selected country.  Each iShares international ETF seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International ("MSCI") Index.  Barclays, the sole U.S. provider of fixed income ETFs, offers six iShares fixed income ETFs that track a particular Lehman Brothers' bond index.  ETFS (both stock and fixed income) are subject to all of the common stock risks, and the international iShares are subject to all of the foreign securities risks described above.  Investments in SPDRs, DIAMONDS, QQQs and iShares are considered to be investment companies, see "Investments in Other Investment Companies" below.

When a Fund invests in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If a Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, a Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which each Fund may be more heavily invested will vary.

Under the 1940 Act, the Funds may not acquire shares of another investment company (ETFs or other investment companies) if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding stock (“3% Limitation”). Accordingly, the Fund is subject to the 3% Limitation unless: (i) the ETF or the Fund has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. The SEC has issued such an exemptive order to iShares Trust and iShares, Inc. which permits investment companies to invest in the various series of the iShares Trust and iShares, Inc. (“iShares Funds”) beyond the 3% Limitation, subject to certain terms and conditions, including that such investment companies enter into an agreement with the iShares Funds. The Funds may seek to qualify to invest in iShares Funds in excess of the 3% Limitation.

To the extent the 3% Limitation applies to certain ETFs, that limitation may prevent the Funds from allocating its investments in the manner that the Fund’s advisor, considers optimal, or cause the Fund to select a similar index or sector-based mutual fund or other investment company (“Other Investment Companies”), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) (“Stock Baskets”) as an alternative. The Funds may also invest in Other Investment Companies or Stock Baskets when the advisor believes they represent more attractive opportunities than similar ETFs. The Fund’s investments in Other Investment Companies will be subject to the same 3% Limitation described above.

Closed-End Investment Companies.  The Funds may invest in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth below.  The Funds, together with any company or companies controlled by the Funds, and any other investment companies having a sub-adviser as an investment adviser, may purchase only up to 10% of the total outstanding voting stock of any closed-end fund.  Typically, the common shares of closed-end funds are offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission. Such securities are then listed for trading on a national securities exchange or in the over-the-counter markets. Because the common shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Funds), investors seek to buy and sell common shares of closed-end funds in the secondary market.  The common shares of closed-end funds may trade at a price per share which is more or less than the NAV per share, the difference representing the “market premium” and the “market discount” of such common shares, respectively.

There can be no assurance that a market discount on common shares of any closed-end fund will ever decrease.  In fact, it is possible that this market discount may increase and the Funds may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of that fund’s shares.  Similarly, there can be no assurance that the common shares of closed-end funds which trade at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Funds. The Funds may also invest in preferred shares of closed-end funds.

An investor in the Funds should recognize that he may invest directly in closed-end funds and that by investing in closed-end funds indirectly through the Funds he will bear not only his proportionate share of the expenses of the Funds (including operating costs and investment advisory and administrative fees) but also, indirectly, similar fees of the underlying closed-end funds.  An investor may incur increased tax liabilities by investing in the Funds rather than directly in the underlying funds.

Options on Securities. A Fund may purchase put options only on equity securities (including securities of ETFs) held in its portfolio and write call options and put options on stocks only if they are covered, as described below, and such call options must remain covered so long as the Fund is obligated as a writer. Option transactions can be executed either on a national exchange or through a private transaction with a broker-dealer (an “over-the-counter” transaction). Each Fund may write (sell) “covered” call options and purchase options in a spread to hedge (cover) written options, and to close out options previously written by it.

A call option gives the holder (buyer) the “right to purchase” a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer (seller) of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. To secure the obligation to deliver the underlying security upon exercise of a call option subject to the Options Clearing Corporation (“OCC”), a writer is required to deposit in escrow the underlying security or other assets in accordance with the OCC rules.

The purpose of writing covered call options is to generate additional premium income for a Fund. This premium income will serve to enhance a Fund’s total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the opinion of the advisor, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the particular Fund.

A Fund may write only call options that are “covered” or for which the Fund has segregated liquid assets equal to the exercise liability of the option that are adjusted daily to the option’s current market value.  A call option is “covered” if the Fund either owns the underlying security or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that security, In addition, a Fund will not permit the call to become uncovered without segregating liquid assets as described above prior to the expiration of the option or termination through a closing purchase transaction as described below. If a Fund writes a call option, the purchaser of the option has the right to buy (and the Fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The initial amount paid to a Fund by the purchaser of the option is the “premium”. A Fund’s obligation as the writer of a call option to deliver the underlying security against payment of the exercise price will terminate either upon expiration of the option or earlier if the Fund is able to effect a “closing purchase transaction” through the purchase of an equivalent option. There can be no assurance that a closing purchase transaction can be effected at any particular time or at all. A Fund would not be able to effect a closing purchase transaction after it had received notice of exercise. Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund’s investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Funds will not do unless the Fund arranges to have its Custodian segregate sufficient cash or liquid assets as described above), but capable of enhancing a Fund’s total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when the Fund may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security, cash or other liquid assets covering the call will be maintained either in a segregated status by the Fund’s Custodian or on deposit in escrow in accordance with the OCC rules.

The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the advisor, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for such option. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund’s statement of assets and liabilities. This liability will be adjusted daily to the option’s current market value which is the mean of the closing bid and asked prices, after closing rotation is completed (i.e., after such closing prices are computed, currently at 4:02 p.m. and 4:15 p.m., depending on the type of contract), the closing prices as of the time at which the net asset value per share of the Fund is computed (the close of the New York Stock Exchange).  The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, and it does not wish to segregate cash or other liquid assets equal in value to the exercise liability of the option adjusted daily to the option’s current market value, the Fund will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot effect such a closing transaction, and it does not wish to segregate cash or other liquid assets equal in value to the exercise liability of the option adjusted daily to the option’s current market value, the Fund may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to the Fund, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option.  It is possible that the cost of effecting a closing transaction may be greater than the premium received by a Fund for writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the purchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

In order to write a call option, a Fund is required to comply with the OCC rules and the rules of the various exchanges with respect to collateral requirements.

A Fund may also purchase put options so long as they are listed on an exchange. If a Fund purchases a put option, it has the option to sell the subject security at a specified price at any time during the term of the option.

Purchasing put options may be used as a portfolio investment strategy when the advisor perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock that the advisor feels has strong fundamentals, but for some reason may be weak in the near term, it may purchase a listed put on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put option’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If, during the period of the option the market price for the underlying security remains at or above the put option’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

A Fund may write put options on a fully covered basis on a stock the Fund intends to purchase or where the Fund arranges with its Custodian to segregate cash or other liquid asset equal in value to the exercise liability of the put option adjusted daily to the option’s current market value. If a Fund writes a put option, the purchaser of the option has the right to sell (and the Fund has the obligation to buy) the underlying security at the exercise price throughout the term of the option. The initial amount paid to a Fund by the purchaser of the option is the “premium”. A Fund’s obligation to purchase the underlying security against payment of the exercise price will terminate either upon expiration of the option or earlier if the Fund is able to effect a “closing purchase transaction” through the purchase of an equivalent option. There can be no assurance that a closing purchase transaction can be effected at any particular time or at all. In all cases where a put option is written, that is not covered by the Fund’s having an immediate and absolute right to sell such securities, a Fund will segregate with its Custodian, or pledge to a broker as collateral any combination of “qualified securities” (which consists of cash, U.S. Government securities or other liquid securities) with a market value at the time the option is written of not less than 100% of the exercise price of the put option multiplied by the number of options contracts written times the option multiplier, which will be adjusted daily to the option’s current market value.

A Fund may purchase a call option or sell a put option on a stock (including securities of ETFs) it may purchase at some point in the future. The purchase of a call option or sale of a put option is viewed as an alternative to the purchase of the actual stock. The number of option contracts purchased multiplied by the exercise price times the option multiplier will normally not be any greater than the number of shares that would have been purchased had the underlying security been purchased. If a Fund purchases a call option, it has the right but not the obligation to purchase (and the seller has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The initial amount paid by a Fund to the seller of the call option is known as the “premium”. If during the period of the option the market price of the underlying security remains at or below the exercise price, a Fund will be able to purchase the security at the lower market price. The profit or loss a Fund may realize on the eventual sale of a security purchased by means of the exercise of a call option will be reduced by the premium paid for the call option.   If, during the period of the call option, the market price for the underlying security is at or below the call option’s strike price, the call option will expire worthless, representing a loss of the price a Fund paid for the call option, plus transaction costs.

Stock Index Options. Except as described below, a Fund will write call options on stock indexes only if on such date it holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts or the Fund arranges with its Custodian to segregate cash or other liquid assets equal in value to the exercise liability of the call option adjusted daily to the option’s current market value. When a Fund writes a call option on a broadly-based stock market index, it will segregate with its custodian, and/or pledge to a broker as collateral for the option, any combination of “qualified securities” (which consists of cash, U.S. Government securities or other liquid securities) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts.

If at the close of business on any business day the market value of such qualified securities so segregated or pledged falls below 100% of the current stock index value times the multiplier times the number of contracts, a Fund will so segregate and/or pledge an amount in cash or other liquid assets or securities equal in value to the difference. However, if a Fund holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained in cash, short-term U.S. Government securities, or other liquid securities (including common stocks) in a segregated account with the Custodian, it will not be subject to the requirements described in this section.

Risks of Transactions in Stock Options. Purchase and sales of options involves the risk that there will be no market in which to effect a closing transaction.  An option position may be closed out only on an exchange that provides a secondary market for an option of the same series or if the transaction was an over-the-counter transaction, through the original broker-dealer.  Although a Fund will generally buy and sell options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. If the Fund, as a covered call or put option writer, is unable to effect an offsetting closing transaction in a secondary market, and does not arrange with its Custodian to segregate cash or other liquid assets equal in value to the Fund’s exercise liability of the option adjusted daily to the option’s current market value, it will, for a call option it has written, not be able to sell the underlying security until the call option expires and, for a put option it has written, not be able to avoid purchasing the underlying security until the put option expires.

Risks of Options on Stock Indexes. Each Fund’s purchase and sale of options on stock indexes will be subject to risks described above under “Risks of Transactions in Stock Options”. In addition, the distinctive characteristics of options on stock indexes create certain risks that are not present with stock options.

Since the value of a stock index option depends upon the movements in the level of the stock index, rather than the price of a particular stock, whether a Fund will realize a gain or loss on the purchase or sale of an option on a stock index depends upon movements in the level of stock prices in the stock market generally or in an industry or market segment rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on stock indexes is subject to the advisor’s ability to correctly predict movements in the direction of the stock market generally or of a particular industry or market segment. This requires skills and techniques different from predicting changes in the price of individual stocks.

Stock index prices may be distorted if trading of certain stocks included in the stock index is interrupted. Trading in the stock index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the stock index. If this occurred, a Fund would not be able to close out options that it had purchased or written and, if restrictions on exercise were imposed, might not be able to exercise an option that it was holding, which could result in substantial losses to the Fund. It is the policy of each Fund to purchase or write options only on stock indexes that include a number of stocks sufficient to minimize the likelihood of a trading halt in the stock index, for example, the S&P 100 or S&P 500 index option.

Trading in stock index options commenced in April 1983 with the S&P 100 option (formerly called the CBOE 100). Since that time, a number of additional stock index option contracts have been introduced, including options on industry stock indexes. Although the markets for certain stock index option contracts have developed rapidly, the markets for other stock index options are still relatively illiquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all stock index option contracts. Fund will not purchase or sell stock index option contracts unless and until, in the advisor’s opinion, the market for such options has developed sufficiently that the risk in connection with these transactions is no greater than the risk in connection with options on stock.

Hedging. Hedging is a means of transferring risk that an investor does not wish to assume during an uncertain market environment. The Funds are permitted to enter into these transactions solely: (a) to hedge against changes in the market value of portfolio securities and against changes in the market value of securities intended to be purchased, (b) to close out or offset existing positions, or (c) to manage the duration of a portfolio’s fixed income investments.

Hedging activity in a Fund may include buying or selling (writing) put or call options on stocks, shares of exchange traded funds (“ETFs”) or stock indexes, entering into stock index futures contracts or buying or selling options on stock index futures contracts or financial futures contracts, such as futures contracts on U.S. Treasury securities and interest related indices, and options on financial futures.  The Fund will buy or sell options on stock index futures traded on a national exchange or board of trade and options on securities and on stock indexes traded on national securities exchanges or through private transactions directly with a broker-dealer. The Fund may hedge a portion of its portfolio by selling stock index futures contracts or purchasing puts on these contracts to limit exposure to an actual or anticipated market decline. A Fund may hedge against fluctuations in currency exchange rates, in connection with its investments in foreign securities, by purchasing foreign forward currency exchange contracts. All hedging transactions must be appropriate for reduction of risk and they cannot be for speculation.

The Funds may engage in transactions in futures contracts and options on futures contracts.  The Funds may purchase and sell futures contracts and options thereon only to the extent that such activities are consistent with the requirements of General Regulations Section 4.5 (“Rule 4.5”) promulgated under the Commodity Exchange Act, as amended (the “CEA”), by the Commodity Futures Trading Commission (the “CFTC”), under which each of these Funds is excluded from the definition of a “commodity pool operator.”  Under Rule 4.5, as amended effective August 8, 2003, a Fund may engage in futures transactions without limitation, if the Fund (1) makes the following disclosures in writing to each participant, whether existing or prospective; (2) submits to such special calls as the CFTC may make to require the Fund to demonstrate compliance with Rule 4.5(c); and (3) files a notice of eligibility under Rule 4.5 with the National Futures Association (“NFA”).  As required by Rule 4.5, shareholders are hereby notified that each advisor, which have each claimed an exclusion from the definition of the term “commodity pool operator” under the CEA, and therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.  Each of the Funds has filed under Rule 4.5 with the NFA the requisite notice of eligibility, or a supplemental notice of eligibility to its previously filed notice of eligibility to complete or accurately update such notice.

Convertible Securities. The Funds may invest in convertible securities, including debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. They also entitle the holder to receive interest or dividends until the holder elects to exercise the conversion privilege.

The terms of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are generally subordinate to the claims of other creditors, and senior to the claims of preferred and common stockholders. In the case of convertible preferred stock, the holder’s claims on assets and earnings are subordinate to the claims of all creditors and are senior to the claims of common stockholders. As a result of their ranking in a company’s capitalization, convertible securities that are rated by nationally recognized statistical rating organizations are generally rated below other obligations of the company and many convertible securities are not rated.

Preferred Stock. The Funds may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of the preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Warrants. The Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

United States Government Obligations. The Funds may invest in obligations issued or guaranteed by the United States Government, or by its agencies or instrumentalities. Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the “full faith and credit” of the United States. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Funds must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency.

Foreign Government Obligations. The Funds may invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in United States dollars or in another currency.  See “Foreign Investment Risk.”

Bank Obligations. Each Fund may invest in bank obligations such as bankers’ acceptances, certificates of deposit, and time deposits.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments will be in bankers’ acceptances guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Commercial Paper. Commercial paper consists of unsecured promissory notes, including Master Notes, issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Master Notes, however, are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed.

Master Notes are governed by agreements between the issuer and the advisor acting as agent, for no additional fee, in its capacity as advisor to a Fund and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts maintained with or managed by the advisor or its affiliates pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The advisor, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Treasury bill auction rate, the rate on Master Notes is subject to change. Repayment of Master Notes to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the advisor.  Master Notes typically are not rated by credit rating agencies.

The Funds may purchase commercial paper consisting of issues rated at the time of purchase within the three highest rating categories by a nationally recognized statistical rating organization (an “NRSRO”). The Funds may also invest in commercial paper that is not rated but is determined by the advisor, under guidelines established by the Trust’s Board of Trustees, to be of comparable quality.

Other Fixed Income Securities. Other fixed income securities in which the Funds may invest include nonconvertible preferred stocks and nonconvertible corporate debt securities.

The Funds may invest in short-term investments (including repurchase agreements “collateralized fully,” as provided in Rule 2a-7 under the 1940 Act; interest-bearing or discounted commercial paper, including dollar denominated commercial paper of foreign issuers; and any other taxable and tax-exempt money market instruments, including variable rate demand notes, that are “Eligible Securities” as defined in Rule 2a-7 under the 1940 Act).

Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

Variable and Floating Rate Notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies. These notes must satisfy the same quality standards as commercial paper investments. Unrated variable and floating rate notes purchased by a Fund must be determined by the advisor under guidelines approved by the Trust’s Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, the advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, a Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and a Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

Foreign Investments. The Funds may invest in certain obligations or securities of foreign issuers. Certain of these investments may be in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), other similar depositary receipts, and exchange traded funds (“ETFs”) or other investment companies that invest in foreign securities, Yankee Obligations, and U.S. dollar-denominated securities issued by foreign branches of U.S. and foreign banks. Foreign investments may subject a Fund to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source or other taxes, and the adoption of other foreign governmental restrictions.

Additional risks include less publicly available information, less government supervision and regulation of foreign securities exchanges, brokers and issuers, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and that therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Certain of these investments may subject the Funds to currency fluctuation risks.

Depositary Receipts. Each Fund’s investments may include securities of foreign issuers in the form of sponsored or unsponsored ADRs, GDRs and EDRs. ADRs are depositary receipts typically issued by a United State bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depositary receipts in registered form are designed for use in the United States securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored depositary receipts may not entitle the Fund to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored depositary receipts.

Emerging Markets. Each Fund may invest in securities of issuers located in “emerging markets” (lesser developed countries located outside of the U.S.) or ETFs or other investment companies that invest in emerging market securities. Investing in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. For example, many investments in emerging markets experienced significant declines in value due to political and currency volatility in emerging markets countries during the latter part of 1997 and the first half of 1998. Other characteristics of emerging markets that may affect investment include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed structures governing private and foreign investments and private property. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Brady Bonds. The Funds may invest in “Brady Bonds,” which are issued by certain Latin American countries in connection with restructurings of their debt. The Brady Bonds are issued in exchange for cash and certain of the country’s outstanding commercial bank loans. Brady Bonds do not have a long payment history and, due to the loan default record for Latin American public and private entities, may be considered speculative investments. They may be collateralized or uncollateralized and are issued in various currencies. They are actively traded in the over-the-counter secondary market for debt of Latin American issuers.

When-Issued and Delayed Delivery Securities. The Funds may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income accrues to a Fund until settlement. The Funds will maintain with the custodian a separate account with a segregated portfolio of liquid assets consisting of cash, U.S. Government securities or other liquid high-grade debt securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, a Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. It is the current policy of the Funds not to enter into when-issued commitments exceeding in the aggregate 25% of the market value of a Fund’s total assets, less liabilities other than the obligations created by these commitments.

Lower Rated or Unrated Securities. Securities rated Baa by Moody’s or BBB by S&P or lower, or deemed of comparable quality by the advisor, may have speculative characteristics. Securities rated below investment grade, i.e., below Baa or BBB, or deemed of comparable quality by the Advisor, have higher yields but also involve greater risks than higher rated securities. Under guidelines used by rating agencies, securities rated below investment grade, or deemed of comparable quality, have large uncertainties or major risk exposures in the event of adverse conditions, which features outweigh any quality and protective characteristics. Securities with the lowest ratings are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or to be in default or not current in the payment of interest or principal. Such securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of such securities held by a Fund with a commensurate effect on the value of its shares.

The secondary market for lower rated securities is not as liquid as that for higher rated securities. This market is concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and investment companies. In addition, the trading market for lower rated securities is generally lower than that for higher-rated securities, and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on a Fund’s ability to dispose of these securities and may limit its ability to obtain accurate market quotations for purposes of determining the value of its assets. If the Fund is not able to obtain precise or accurate market quotations for a particular security, it will become more difficult to value its portfolio, requiring them to rely more on judgment. Less liquid secondary markets may also affect a Fund’s ability to sell securities at their fair value. Each Fund may invest up to 15% of its net assets, measured at the time of investment, in illiquid securities, which may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of a Fund’s assets invested in illiquid securities may increase.

In the case of corporate debt securities, while the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. Price volatility in these securities will be reflected in a Fund’s share value. In addition, such securities generally present a higher degree of credit risk. Issuers of these securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

A description of the quality ratings of certain NSRSOs is contained in Appendix A.

Zero Coupon Securities. The Funds may invest in “zero coupon” U.S. Treasury, foreign government and U.S. and foreign corporate convertible and nonconvertible debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and custodial receipts or certificates of participation representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. Each Fund anticipates that it will not normally hold zero coupon securities to maturity. Redemption of shares of the Fund that require it to sell zero coupon securities prior to maturity may result in capital gains or losses that may be substantial. Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment on the security during the year. Such accrued discount will be includible in determining the amount of dividends the Fund must pay each year and, in order to generate cash necessary to pay such dividends, the Fund may liquidate portfolio securities at a time when it would not otherwise have done so.

Forward Foreign Currency Exchange Contracts. A Fund may enter into forward foreign currency exchange contracts in connection with its investments in foreign securities. A forward contract may be used by a Fund only to hedge against possible variations in exchange rates of currencies in countries in which it may invest. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are traded in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Futures Contracts. Each Fund may invest in futures contracts and options thereon (stock index futures contracts, interest rate futures contracts or currency futures contracts or options thereon) to hedge or manage risks associated with the Fund’s securities investments.  When a futures contract is executed, each party deposits with a futures commission merchant (“FCM”) or broker (“Custodian”), or in a segregated custodial account, a specified percentage of the contract amount, called the initial margin, and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the FCM or broker or segregated custodial account. In the case of options on futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer’s position in the futures contract and related margin account.  If the option is exercised on the last trading day, cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index, interest rate or currency price, as applicable, on the expiration date is delivered.

As required by the 1940 Act, a Fund may purchase or sell futures contracts or options thereon only if the Fund’s liability for the futures position is “covered” by an offsetting position in a futures contract or option thereon, or by the Fund’s segregating liquid assets equal to the Fund’s liability on the futures contract or option thereon, which are adjusted daily to equal the current market value of Fund’s liability on the futures contract or option thereon.  To enter into a futures contract, an amount of cash, U.S. Government securities, or other liquid securities or assets, equal to the market value of the futures contract, is segregated with the Custodian and/or in a margin account with a FCM or broker, and this amount of cash or cash equivalents is adjusted daily to the current market value of the futures contract to collateralize the position and thereby ensure that the use of such futures is unleveraged.  Alternatively, a Fund may cover such positions by purchasing offsetting positions, or by using a combination of offsetting positions and cash or other liquid securities or assets.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, a Fund might be required to make delivery of the instruments underlying futures contracts it holds. The inability to close positions in futures or options thereon also could have an adverse impact on a Fund’s ability to hedge or manage risks effectively.

Successful use of futures by a Fund is also subject to the advisor’s  ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the securities that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the advisor may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The purchase and sale of futures contracts or related options will not be a primary investment technique of the Funds. A Fund will purchase or sell futures contracts (or related options thereon) in accordance with the CFTC regulations described above.

Interest Rate Futures. A Fund may purchase an interest rate futures contract as a hedge against changes in interest rates. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Thus, if a Fund holds long-term debt obligations and the advisor anticipates a rise in long-term interest rates, the Fund could, instead of selling its debt obligations, enter into an interest rate futures contract for the sale of similar long-term securities. If interest rates rise, the value of the futures contract would also rise, helping to offset the price decline of the obligations held by the Fund. A Fund might also purchase futures contracts as a proxy for underlying securities that it cannot currently buy.

Stock Index Futures. A Fund may purchase and sell stock index futures contracts as a hedge against changes resulting from market conditions in the values of securities that are held in its portfolio or that it intends to purchase or when such purchase or sale is economically appropriate for the reduction of risks inherent in the ongoing management of the Fund. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.

A Fund may hedge a portion of its portfolio by selling stock index futures contracts or purchasing puts on these contracts to limit exposure to an actual or anticipated market decline. This provides an alternative to liquidation of securities positions. Conversely, during a market advance or when the advisor anticipates an advance, a Fund may hedge a portion of its portfolio by purchasing stock index futures, or options on these futures. This affords a hedge against a Fund not participating in a market advance when it is not fully invested and serves as a temporary substitute for the purchase of individual securities, which may later be purchased in a more advantageous manner.

A Fund’s successful use of stock index futures contracts depends upon the advisor’s ability to predict the direction of the market and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of a Fund’s portfolio diverges from the composition of the relevant index. In addition, if a Fund purchases futures to hedge against market advances before it can invest in common stock in an advantageous manner and the market declines, there may be a loss on the futures contracts. In addition, the ability of a Fund to close out a futures position or an option on futures depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular futures contract or option on a futures contract at any particular time. The risk of loss to a Fund is theoretically unlimited when the Fund sells an uncovered futures contract because there is an obligation to make delivery unless the contract is closed out, regardless of fluctuations in the price of the underlying security.

Foreign Currency Futures Transactions. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contract are standardized as to amount and delivery period and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts. As part of their financial futures transactions, the Funds may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Funds may be able to achieve many of the same objectives as through investing in forward foreign currency exchange.

Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

A Fund may write only foreign currency options that are “covered” or for which the Fund has segregated liquid assets equal to the exercise liability of the option that are adjusted daily to the option’s current market value.  A call option is “covered” if the Fund either owns the underlying currency or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that currency.  A Fund may write put options on a fully covered basis on a currency the Fund intends to purchase or where the Fund arranges with its Custodian to segregate cash or other liquid asset equal in value to the exercise liability of the put option adjusted daily to the option’s current market value. In addition, a Fund will not permit the option to become uncovered without segregating liquid assets as described above prior to the expiration of the option or termination through a closing purchase transaction as described in “Options on Securities” above.

A foreign currency call option rises in value if the underlying currency appreciates. Conversely, a foreign currency put option rises in value if the underlying currency depreciates. While purchasing a foreign currency option may protect a Fund against an adverse movement in the value of a foreign currency, it would not limit the gain which might result from a favorable movement in the value of the currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. In such an event, however, the amount of the Fund’s gain would be offset in part by the premium paid for the option. Similarly, if a Fund entered into a contract to purchase a security denominated in a foreign currency and purchased a foreign currency call to hedge against a rise in the value of the currency between the date of purchase and the settlement date, the Fund would not need to exercise its call if the currency instead depreciated in value. In such a case, the Fund would acquire the amount of foreign currency needed for settlement in the spot market at a lower price than the exercise price of the option.

REITs. The Funds may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as “Equity REITs”, “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values, and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Direct investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Structured Securities. The Funds may purchase any type of publicly traded or privately negotiated fixed income security, including mortgage-backed securities; structured notes, bonds or debentures; and assignments of and participations in loans.

Mortgage-Backed Securities. The Funds may invest in mortgage-backed securities, such as those issued by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”) or certain foreign issuers. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities’ yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of a Fund’s shares. These securities generally are “pass-through” instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees.

Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool’s term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed-rate 30-year mortgages in a stable interest rate environment, a common industry practice in the U.S. has been to assume that prepayments will result in a 12-year average life, although it may vary depending on numerous factors. At present, pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting a Fund’s yield.

The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

Asset-Backed Securities. The Funds may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation.

Asset-backed securities present certain risks that are not presented by other securities in which the Fund may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized.

Structured Notes, Bonds and Debentures. The Funds may invest in structured notes, bonds and debentures. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the “Reference”) or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund’s entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations.

Assignments and Participations. The Funds may invest in assignments of and participations in loans issued by banks and other financial institutions.

When the Fund purchases assignments from lending financial institutions, the Fund will acquire direct rights against the borrower on the loan. However, since assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

Participations in loans will typically result in a Fund having a contractual relationship with the lending financial institution, not the borrower. The Fund would have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender of the payments from the borrower. In connection with purchasing a participation, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased a participation. As a result, a Fund purchasing a participation will assume the credit risk of both the borrower and the lender selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

A Fund may have difficulty disposing of assignments and participations because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on a Fund’s ability to dispose of particular assignments or participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid market for assignments and participations also may make it more difficult for a Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio and calculating its net asset value.

A Fund may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a foreign government (a “Borrower”) and one or more financial institutions (“Lenders”). The majority of a Fund’s investments in Loans are expected to be in the form of participations in Loans (“Participations”) and assignments of portions of Loans from third parties (“Assignments”). Participations typically will result in a Fund having a contractual relationship only with the Lender, not with the Borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the Borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the Borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower. A Fund will acquire Participations only if the Lender interpositioned between the Fund and the Borrower is determined by CSAM to be creditworthy.

When a Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the Borrower on the Loan. However, since Assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

There are risks involved in investing in Participations and Assignments. The Fund may have difficulty disposing of them because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the Fund’s ability to dispose of particular Participations or Assignments when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the Borrower. The lack of a liquid market for Participations and Assignments also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio and calculating its net asset value.

Restricted and Illiquid Securities. A Fund may acquire, in privately negotiated transactions, securities that cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933 (“Securities Act”). Restricted securities are subject to restrictions on resale under federal securities law. Because of these restrictions, a Fund may not be able to readily resell these securities at a price equal to what it might obtain for similar securities with a more liquid market. A Fund’s valuation of these securities will reflect relevant liquidity considerations.  Under criteria established by the Funds’ Trustees, certain restricted securities sold pursuant to Rule 144A under the Securities Act may be determined to be liquid. To the extent that restricted securities are not determined to be liquid, each Fund will limit its purchase, together with other illiquid securities including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice, to no more than 15% of its net assets.

Restricted securities in which a Fund may invest may include commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. Each advisor believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Funds are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the advisor, as liquid and not subject to the investment limitations applicable to illiquid securities.

Repurchase Agreements. Securities held by a Fund may be subject to repurchase agreements. These transactions permit a Fund to earn income for periods as short as overnight. The Fund could receive less than the repurchase price on any sale of such securities.  Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers and other financial institutions that the Advisor deems creditworthy under guidelines approved by the Trust’s Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Trust believes that, under the regular procedures normally in effect for custody of the Funds’ securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase it at a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. This may also be viewed as the borrowing of money by the Fund. The Funds will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. No Fund may enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will segregate assets consisting of cash or liquid securities in an amount at least equal to its repurchase obligations under its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities it has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund’s obligation to repurchase the securities.

Loans of Portfolio Securities. Each Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other liquid debt securities or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, currently three Business Days after notice, or by the borrower on one day’s notice (as used herein, “Business Day” shall denote any day on which the New York Stock Exchange and the custodian are both open for business). Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders. The Funds may pay reasonable finders’ and custodial fees, including fees to an advisor or its affiliate, in connection with loans. In addition, the Funds will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Funds will not lend their securities to any director, officer, employee, or affiliate of an advisor,  the Administrator or Distributor, unless permitted by applicable law. Loans of portfolio securities involve risks, such as delays or an inability to regain the securities or collateral adjustments in the event the borrower defaults or enters into bankruptcy.

Short Sales Against The Box. The Funds may engage in short sales against the box. In a short sale, a Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. The Funds may engage in a short sale if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale “against the box.” It may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. If the Fund engages in a short sale, the collateral for the short position will be segregated in an account with the Fund’s custodian or qualified sub-custodian. No more than 10% of the Fund’s net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

The Fund may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

If the Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Fund may effect short sales.

Short Sales (excluding Short Sales “Against the Box”). The Funds may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities.

To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.  The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

A Fund’s obligation to replace the securities borrowed in connection with a short sale will be secured by cash or liquid securities deposited as collateral with the broker. In addition, the Fund will place in a segregated account with its custodian or a qualified sub-custodian an amount of cash or liquid securities equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short and (ii) any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the Fund will maintain the segregated account daily at a level so that (a) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short and (b) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short.

Municipal Securities.  Municipal securities are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.  Other public purposes for which municipal securities may be issued include refunding of outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.  In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal.  Such obligations, which may include lease arrangements, are included within the term “municipal securities” if the interest paid thereon qualifies as exempt from federal income tax.  Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds.  General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.  Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds that are municipal securities are in most cases revenue bonds and do not generally involve the pledge of the credit of the issuer of such bonds.  There are, of course, variations in the degree of risk of municipal securities, both within a particular classification and between classifications, depending upon numerous factors.

The yields on municipal securities are dependent upon a variety of factors, including general money market conditions, general conditions of the municipal securities market, size of particular offering, maturity of the obligation and rating of the issue.  The ratings of Moody's and S&P represent their opinions as to the quality of the municipal securities which they undertake to rate.  It should be emphasized, however, that ratings are general and are not absolute standards of quality.  Consequently, municipal securities with the same maturity, coupon and rating may have different yields, while municipal securities of the same maturity and coupon with different ratings may have the same yield.

Each Fund may invest in "private activity" bonds.  Each Fund may also purchase participation interests in municipal securities (such as industrial development bonds) from financial institutions, including banks, insurance companies and broker-dealers.  A participation interest gives a Fund an undivided interest in the municipal securities in the proportion that the Fund's participation interest bears to the total principal amount of the municipal securities.  These instruments may be variable or fixed rate.

Provisions of the federal bankruptcy statutes relating to the adjustment of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse modification or alteration of the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states.  In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which litigation could ultimately affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds’ Board of Trustees has adopted Portfolio Holdings Disclosure Policies and Procedures (the “Policy”) to protect the interests of Fund shareholders and to address potential conflicts of interests that could arise between the interests of Fund shareholders and the interests of the Funds’ advisors, principal underwriters, or affiliated persons of the Funds, advisors or principal underwriters.  This Policy is applicable to each advisor to the Funds.

The Policy is intended to prevent the misuse of material non-public information regarding the portfolio holdings of the Funds (“Holdings Information”).  Holdings Information will be disclosed to selected third parties only when the Funds have a legitimate business purpose for doing so, and the Recipients (as defined below) are subject to a duty of confidentiality (including a duty not to trade based on the non-public information).  Under this Policy, the receipt of compensation by a Fund, an advisor or an affiliate as consideration for disclosing Holdings Information will not be deemed a legitimate business purpose.  Recipients will receive Holdings Information only after furnishing written assurances to the advisor and/or the Funds that the Holdings Information will remain confidential, and Recipients and persons with access to the Holdings Information will be prohibited from trading based on the Information.  In all instances, Holdings Information will be disclosed only when consistent with the antifraud provisions of the federal securities laws and the advisor’s fiduciary duties, and the advisor’s and Fund’s obligations to prevent the misuse of material, non-public information.

Pursuant to the policy, the Funds, the advisors, and their agents are obligated to:

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Act in the best interests of Fund shareholders by protecting non-public and potentially material portfolio holdings information;

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Ensure that Holdings Information is not provided to a favored group of clients or potential clients; and

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Adopt such safeguards and controls around the release of Holdings Information so that no client or group of clients is unfairly disadvantaged as a result of such release.

The following policies and procedures will apply to the disclosure of listings of portfolio holdings for one or more of the Funds by the applicable advisor and the Funds:

SEC Filings.  The Funds must disclose their complete portfolio holdings quarterly to the SEC using Form N-Q within 60 days of the end of the first and third quarter end of the Funds’ fiscal year or the Form N-CSR on the second and fourth quarter of the Funds’ fiscal year.  The N-Q report is not required to be mailed to shareholders, but is made public through the SEC electronic filings.

The Funds must provide either complete portfolio holdings or summaries of their portfolio holdings to shareholders in tabular or graphical format by identifiable categories (e.g., industry sector, geographic region, credit quality, or maturity) according to the percentage of net assets.  The ruling requires at least disclosure of the top 50 holdings (based on percentage of net assets) and any investment exceeding 1% of the Fund's net asset value.  This change is intended to provide a more concise and investor-friendly presentation of the allocation of a Fund's investments across asset classes.

Service Providers.  Pursuant to policies and procedures adopted by the Board of Trustees, the Funds have ongoing arrangements to release portfolio holdings information on a daily basis to each advisor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian and on an as needed basis to other third parties providing services to the Fund.   The advisors, Transfer Agent, Fund Accounting Agent, Administrator and Custodian receive portfolio holdings information daily in order to carry out the essential operations of the Fund.   The Fund discloses portfolio holdings to its auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors.  The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed.  For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.  Some of the Funds service providers receive the information with no lag time. For example, the advisors, Transfer Agent, Fund Accounting Agent, Administrator and Custodian receive portfolio holdings information with no lag time each day the Funds are open to public.

Other Disclosure.  The advisors and the Funds currently do not disclose Holdings Information except as noted above.  The CCO may authorize providing non-public Holdings Information of the Funds that is current as  of thirty business day after the month-end to third-party rating and ranking organizations  (each a “Recipient”) for use in connection with their rating or ranking of the Funds. The disclosure may include additional information; however, any such additional information provided to a Recipient shall not include any material information about the Funds’ trading strategies or pending transactions.

The CCO may approve the distribution in an electronic format of non-public Holdings Information posted on the public Internet site of the Company to Recipients and rating agencies upon request, and such Recipients and rating agencies will not be required to execute a Nondisclosure Agreement.

Occasions may arise where an advisor, the Funds or an affiliate may have a conflict of interest in connection with a Recipient’s request for disclosure of Holdings Information.  In order to protect the interests of shareholders and the Funds and to ensure no adverse effect on the shareholders or the Funds, in the limited instances where a Designated Person is considering making non-public Holdings Information, the Designated Person will disclose the conflict to the CCO.  If the CCO determines, to the best of his knowledge following appropriate due diligence, that the disclosure of non-public Holdings Information would be in the best interests of shareholders, and the Funds and will not adversely effect the shareholders or the Funds, the CCO may approve the disclosure.  The CCO will document in writing any such exception (which identifies the legitimate business purpose for the disclosure) and will provide a report to the Board of the Fund for its review at a subsequent Board meeting.  Any such exceptions log shall be retained in the Fund’s records.

The Funds and the advisors will not enter into any arrangement providing for the disclosure of Holdings Information for the receipt of compensation or benefit of any kind in return for the disclosure of the Holdings Information.  The Board of Trustees exercises oversight of the disclosure of Portfolio Holdings by reviewing quarterly reports presented by the Funds' CCO regarding violations of the Funds' policies, exceptions to the policies, and new arrangements for disclosing Portfolio Holdings.

TRUSTEES AND OFFICERS

The Board of Trustees manages the business and affairs of the Trust and appoints or elects officers responsible for the day-to-day operations of the Trust and the execution of policies established by Board resolution or directive. In the absence of such provisions, the respective officers have the powers and discharge the duties customarily held and performed by like officers of corporations similar in organization and business purposes.

The Trustees who are not “interested persons” (for regulatory purposes) of the Trust or an advisor or the Distributor (the “Independent Trustees”) are charged with, among other functions, recommending to the full Board approval of the distribution, transfer agency and accounting services agreements and the investment advisory agreements. When considering approval of the existing advisory agreements, the Independent Trustees evaluate the nature and quality of the services provided by the advisor, the performance of the Funds, the advisor’s costs and the profitability of the agreements to the advisor, ancillary benefits to the advisor or their affiliates in connection with its relationship to the Funds and the amount of fees charged in comparison to those of other investment companies.

The Audit Committee consists of the Independent Trustees of the Trust. The primary function of the Audit Committee is to assist the full Board in fulfilling its oversight responsibilities to the shareholders and the investment community relating to fund accounting, reporting practices and the quality and integrity of the financial reports. To satisfy these responsibilities, the Audit Committee reviews with the independent auditors, the audit plan and results and recommendations following independent audits, reviews the performance of the independent auditors and recommends engagement or discharge of the auditors to the full Board, reviews the independence of the independent auditors, reviews the adequacy of the Funds’ internal controls and prepares and submits Committee meeting minutes and supporting documentation to the full Board.

The term of office for each Trustee is for the duration of the Trust or until death, removal, resignation or retirement.  The term of office of each officer is until the successor is elected.

Information pertaining to the Trustees and officers of the Trust, including their principal occupations for the last five years, is set forth below.

Disinterested Trustees

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held
Tobias Caldwell c/o Catalyst Funds 630 Fitzwatertown Rd., Building A, 2nd Floor, Willow Grove, PA 19090 Year of Birth: 1967	Trustee	Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 2000.	3	None
Tiberiu Weisz c/o Catalyst Funds 630 Fitzwatertown Rd., Building A, 2nd Floor, Willow Grove, PA 19090 Year of Birth: 1949	Trustee	Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	3	None
Bert Pariser c/o Catalyst Funds 630 Fitzwatertown Rd., Building A, 2nd Floor, Willow Grove, PA 19090 Year of Birth: 1940	Trustee	Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991	3

ValueLogix Inc., NB Engineering Inc., Enhanced Services Company, Inc., Laptop Solutions, Inc., Sonic Needle Corporation, Heat Systems Incorporated, Alcide Corporation, Adelphi Research Corporation, Health Delivery Systems, Inc

Interested Trustee* and Officers

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held
Jerry Szilagyi 5 Abbington Drive Lloyd Harbor, NY 11743 Year of Birth: 1962	Trustee	Since 7/2006	Managing Member, Catalyst Capital Advisors LLC, January 2006- present; President, Abbington Capital Group LLC, 1998- present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to present; SVP Business Development, Integrity Mutual Funds, Inc., 5/2003- 7/2006; EVP Corporate Development, Orbitex Financial Services Group, Inc., 1998- 2003.	3	None
Christopher Anci 335 Madison Avenue 11th Floor New York, NY 10021 Year of Birth: 1968	President	Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 1/2004); President of LM Anderson Securities, a broker-dealer, since 2/2002.	N/A	N/A
David F. Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Year of Birth: 1947	Secretary, Treasurer, and Chief Compliance Officer (CCO)	Secretary since 6/2006; Treasurer since 7/2006; CCO since 3/2007

Senior V.P. of Matrix Capital Group, Inc. since 2/2005; President and Treasurer of InCap Securities, Inc., a broker-dealer, 11/2001 to 12/2004; Chief Admin. Officer of InCap Service Co., a financial services firm, 11/2001 to 12/2004; Chief Admin. Officer of Declaration Group, a financial services firm, 4/1996 to 11/2001.

				N/A	N/A

* The Trustee who is an “interested persons” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of a Fund advisor.

Share Ownership in the Funds

Fund Shares Owned by Trustees as of December 31, 2006

Name of Trustee	Dollar Range of Equity Securities in Value Fund	Dollar Range of Equity Securities in the OPTI Fund	Dollar Range of Equity Securities in the Private Equity Fund	Aggregated Dollar Range of Equity Securities in all Registered Investment Companies overseen by Trustee in the Trust
Mr. Caldwell	$1-$10,000	None	None	$1-$10,000
Mr. Weisz	$1-$10,000	None	None	$1-$10,000
Mr. Pariser	$50,001-$100,000	None	None	$50,001-$100,000
Mr. Szilagyi	Over $100,000	None	None	Over $100,000

Compensation of the Board of Trustees

Trustees who are not “interested persons” as that term is defined in the 1940 Act of the Funds, will be paid $500 per Board meeting attended.  The Chairman of the Trust’s Audit Committee receives an additional annual fee of $500. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The “interested persons” of the Trust receive no compensation from the Funds.

The following table describes the estimated compensation to be paid to the Trustees of the Trust for the first fiscal year.  The Trust has no retirement or pension plans.

Compensation Table
Name of Person, Position(s)	Aggregate Compensation from the Value Fund	Aggregate Compensation from the Private Equity Fund*	Aggregate Compensation from the OPTI Fund*	Total Compensation from Funds and Fund Complex Paid to Trustees (three funds in Fund Complex)
Tobias Caldwell	$3500	$0	$0	$3500
Tiberiu Weisz	$3000	$0	$0	$3000
Bert Pariser	$1000	$0	$0	$1000
Jerry Szilagyi	$0	$0	$0	$0

* The Private Equity and OPTI Funds were not in operation during the Trust’s first fiscal year ended June 30, 2006

PRINCIPAL SHAREHOLDERS

Persons controlling a Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund's fundamental policies or the terms of the advisory agreement with the advisor.  Persons owning 25% or more of the outstanding shares of a Fund (or a class of shares of a Fund) may be deemed to control the Fund (or class of the Fund).

Catalyst Value Fund Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Value Fund Class A shares on April 30, 2007 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address Of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
David S. Miller 1521 Alton Rd., Apt. 527 Miami Beach, FL 33139	20,921.077	19.81%
Jerry & Isobel Szilagyi 5 Abbington Drive Lloyd Harbor, NY 11743	9,748.338	9.23%
Jonathan C. Miller 528 S. State #1173 Ann Arbor, MI 48104	7,000.000	6.63%
Steven M. Miller 5058 Champlain Circle West Bloomfield, MI 48323	7,239.872	6.86%
Samudrala Family Limited 13528 Weston Park Drive St. Louis, MO 63131	16,460.905	15.59%
Joseph R. Nemeth Living Trust 1424 Echo Lane Bloomfield Hills, MI 48302	8,169.935	7.74%

As of April 30, 2007, securities of the Catalyst Value Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented 9.82% of the outstanding Class A shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Catalyst Value Fund Class C Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst Value Fund Class C shares on April 30, 2007 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address Of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Kevin Keobounnam 1047 SE 207th Ave. Gresham, OR 97030	3,480.704	94.56%*
Aaron T. Berman 1521 Alton Rd., Apt. 490 Miami Beach, FL 33139	200.000	5.43%

*May be deemed to control Class C shares of the Fund because he holds more than 25% of the outstanding Class C shares.

As of April 30, 2007, securities of the Catalyst Value Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented 0.0% of the outstanding Class C shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Catalyst OPTI-flex® Fund Class A Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst OPTI-flex® Fund Class A shares on March 1, 2007 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address Of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
First Trust Corporation 717 17th Street Denver, CO 80202	54,133.585	30.09%
FTC & Co 717 17th Street Denver, CO 80202	47,029.68	26.14%
Jeffrey J. Unterreiner 3401 Technology Dr, Suite 200 Lake Saint Louis, MO 63367	31,849.12	17.70%
Jonathan E. Lauer 325 Quail Hollow Dr. O’fallon , Mo 63368	11,766.54	6.54%

As of March 1, 2007, securities of the Catalyst OPTI-flex® Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented  1.56% of the outstanding shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Catalyst OPTI-flex® Fund Class C Shares

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Catalyst OPTI-flex® Fund Class C shares on March 1, 2007 and the percentage of the outstanding shares owned on that date, are listed below.

Name and Address Of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
Richard & Deitt Woemmel #2 Berkshire Ct. St. Charles, MO 63301	45,444.19	8.24%
Josephine M Griffanti 6024 Lindenwood Ct #2 St. Louis , Mo 63109	30,470.71	5.52%
Helene C. Hoffman Trust 1191 Old St. Charles Rd. Bridgetown, MD 63044	29,643.18	5.37%

As of March 1, 2007, securities of the Catalyst OPTI-flex® Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented  0% of the outstanding shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Private Equity Fund

Prior to the public offering of the Private Equity Fund, Steven R. Samson, c/o Vista Research and Management, LLC, 142 Hardscrabble Lake Drive, Chappaqua, NY 10514 purchased all of the outstanding shares of the Private Equity Fund and may be deemed to control the Fund.  Steven R. Samson is the Private Equity Fund’s portfolio manager.  After the public offering commences, it is anticipated that Steven R. Samson will no longer control the Private Equity Fund.

ADVISORS AND SUB-ADVISOR

Catalyst Capital Advisors LLC has been retained by the Value Fund and OPTI Fund under Investment Advisory Agreements to act as each Funds’ advisor, subject to the authority of the Board of Trustees.  Catalyst Capital Advisors was organized under the laws of New York on January 24, 2006.   Catalyst Capital Advisors makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment program.  The address of Catalyst Capital Advisors is 5 Abbington Drive, Lloyd Harbor, NY 11743. Jerry Szilagyi, 5 Abbington Drive, Lloyd Harbor, NY 11743, is the controlling member of Catalyst Capital Advisors LLC.

Vista Research and Management, LLC has been retained by the Private Equity Fund under an Investment Advisory Agreement to act as the Private Equity Fund’s advisor, subject to the authority of the Board of Trustees.  Vista Research and Management, LLC was organized under the laws of New York on February 28, 2007.   Vista Research and Management, LLC makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment program.  The address of Vista Research and Management, LLC is 142 Hardscrabble Lake Drive, Chappaqua, NY 10514.  Steven R. Samson 142 Hardscrabble Lake Drive, Chappaqua, NY 10514, is the controlling member of Vista Research and Management, LLC.

Each Investment Advisory Agreement provides that the advisor will provide the applicable Fund with investment advice and supervision and will continuously furnish an investment program for the Fund consistent with the investment objectives and policies of the Fund. The advisor is responsible for the payment of the salaries and expenses of all of its personnel, office rent and the expenses of providing investment advisory and related clerical expenses.

Under the terms of each Investment Advisory Agreement, the advisor manages the investment of the assets of the applicable Fund in conformity with the investment objectives and policies of that Fund. It is the responsibility of the advisor to make investment decisions for the applicable Fund and to provide continuous supervision of the investment portfolios of the Fund.

For its services under each Investment Advisory Agreement, the advisor is paid a monthly management fee at the annual rate of 1.25% of the applicable Fund's average daily net assets.  The advisor pays expenses incurred by it in connection with acting as advisor, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and other expenses paid by the Funds as detailed in each Fund’s Investment Advisory Agreement. The advisor pays for all employees, office space and facilities required by it to provide services under the Investment Advisory Agreement, except for specific items of expense referred to below.

Catalyst Capital Advisors LLC and Vista Research and Management LLC have entered into a Management Agent Agreement whereby Catalyst Capital Advisors LLC receives a portion of the monthly management fee paid by the Private Equity Fund to Vista Research and Management LLC. Catalyst Capital Advisors LLC provides certain administrative and distribution services on behalf of Vista Research and Management LLC and the Private Equity Fund as part of the agreement. The fees paid to Catalyst Capital Advisors LLC by Vista Research and Management LLC are paid by Vista Research and Management LLC and are not an additional fee paid by the Fund.

Except for the expenses described above that have been assumed by the advisors, all expenses incurred in administration of the Catalyst Funds will be charged to a particular Fund, including investment management fees; fees and expenses of the Board of Trustees; interest charges; taxes; brokerage commissions; expenses of valuing assets; expenses of continuing registration and qualification of the Catalyst Funds and the shares under federal and state law; share issuance expenses; fees and disbursements of independent accountants and legal counsel; fees and expenses of custodians, including sub-custodians and securities depositories, transfer agents and shareholder account servicing organizations; expenses of preparing, printing and mailing prospectuses, reports, proxies, notices and statements sent to shareholders; expenses of shareholder meetings; costs of investing in underlying funds; and insurance premiums. The Catalyst Funds are also liable for nonrecurring expenses, including litigation to which it may from time to time be a party. Expenses incurred for the operation of a particular Fund, including the expenses of communications with its shareholders, are paid by that Fund.

The Investment Advisory Agreement with each Fund continues in effect for an initial two year term and then from year to year as long as its continuation is approved at least annually by the Board of Trustees, including a majority of the Trustees who are not “interested persons,” or by the shareholders of the applicable Fund.  Each Investment Advisory Agreement may be terminated at any time upon 60 days’ written notice by the relevant Fund or by a majority vote of the outstanding shares or 90 days’ written notice by the advisor and will terminate automatically upon assignment.

Each Investment Advisory Agreement provides that the advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the advisor in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The table below provides information about the advisory fees paid to the previous advisors of the predecessor fund to the OPTI Fund.

	1/31/04-12/31/04	1/1/05-10/24/05	10/25/05-12/31/05	1/1/06-12/31/06
PROACTIVE Financial Services, Inc.	$28,007	$28,753	n/a	n/a
ThomasLloyd Global Asset Management (Americas) LLC	n/a	n/a	$6,755	$43,548

Sub-Investment Adviser – OPTI Fund

PROACTIVE Money Management, Inc. (“PROACTIVE”) serves as investment sub-adviser to the OPTI Fund pursuant to an investment sub-advisory contract under the terms of which it has agreed to provide an investment program within the limitations of the Fund’s investment policies and restrictions.  PROACTIVE has been registered with the SEC as an investment adviser since July 14, 1994, and manages approximately $40 million in assets.  PROACTIVE has provided investment advisory services to the Fund since October, 2005. PROACTIVE has its principal offices at 3401 Technology Dr., Suite 200, Lake Saint Louis, MO  63367-2599.

Mr. Jeffrey J. Unterreiner, by virtue of his ownership of greater than 25% of voting securities of PROACTIVE is deemed to be a control person of PROACTIVE.  Mr. Unterreiner, by virtue of the beneficial ownership of shares of the OPTI Fund, is also an affiliated person of the Fund.

Mr. Unterreiner has been associated with PROACTIVE since 1990. He has been a portfolio manager at PROACTIVE since June, 2001 and has served as President since July 2005.

For its services under the sub-investment advisory agreement, the Adviser pays PROACTIVE a fee calculated at 50% of the net advisory fee earned by the Advisor. The fee paid to PROACTIVE by the Adviser will be paid from the Adviser’s advisory fee and is not an additional cost to the Fund.  The sub-advisory agreement is effective for two years and continues in effect for successive twelve-month periods, provided that it is annually approved for continuance by the Board of Trustees. For the fiscal years ended December 31, 2004, 2005 and 2006, PROACTIVE did not earn any sub-advisory fees for its services to the predecessor fund.

Portfolio Manager –Value Fund

David Miller is the portfolio manager responsible for the day-to-day management of the Catalyst Value Fund.  Mr. Miller's compensation from the Fund’s advisor is based on a percentage of the net advisory fees paid by the Catalyst Value Fund to the advisor and is paid monthly.  He is also contractually entitled to a portion of the proceeds if the advisor sells all or a portion of the advisor's business.  He does not receive bonuses or participate in a pension plan.

Portfolio Manager – Private Equity Fund

Steven R. Samson is the portfolio manager responsible for the day-to-day management of the Private Equity Fund.  He does not receive bonuses or participate in a pension plan.  Mr. Samson is the controlling owner of the Adviser owning 100%, and is entitled to profits related to his ownership.  Since profits are expected to increase as assets increase, Mr. Samson is expected to receive increased profits as a shareholder as assets of the Fund increase.

Portfolio Manager – OPTI Fund

Jeffrey J. Unterreiner is the portfolio manager responsible for the day-to-day management of the OPTI Fund.  The Fund is the only registered investment company managed by Mr. Unterreiner and he is not compensated by the Trust for his services as portfolio manager.  Instead, he is compensated by PROACTIVE, and that compensation is based on the overall performance of the OPTI Fund as well as the performance of the other accounts managed by PROACTIVE.

As of June 30, 2006, David Miller was responsible for managing the following types of accounts:

David Miller	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	none	$0	none	$0
Other Pooled Investment Vehicles	none	$0	none	$0
Other Accounts	5	$556,000	none	$0

As of March 31, 2007, Steven Samson was responsible for managing the following types of accounts:

Steven R. Samson	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	none	$0	none	$0
Other Pooled Investment Vehicles	none	$0	none	$0
Other Accounts	3	$474,000	none	$0

As of December 31, 2006, Jeffrey Unterreiner was responsible for managing the following types of accounts:

Steven R. Samson	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	none	$0	none	$0
Other Pooled Investment Vehicles	none	$0	none	$0
Other Accounts	476	$30,200,000	none	$0

The following table shows the dollar range of equity securities of the Funds beneficially owned by the portfolio manager as of June 30, 2006 for David Miller, March 31, 2007 for Steven Samson and December 31, 2006 for Jeffrey Unterreiner.

Name of Portfolio Manager	Fund Name	Dollar Range of Equity Securities in the Funds
David Miller	Value Fund	$50,001 - $100,000
Steven R. Samson	Private Equity Fund	0
Jeffrey Unterreiner	OPTI Fund	$100,001 - $500,000

Potential Conflicts of Interest – Advisors and Sub-advisor

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other accounts.  More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account.  The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

With respect to securities transactions for the Funds, the advisors or sub-advisors determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction.  The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

•

The appearance of a conflict of interest may arise where an advisor or sub-advisor has an incentive, such as a performance-based management fee. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts.  One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares.  Because the portfolio manager’s compensation is indirectly linked to the sale of Fund shares, they may have an incentive to devote time to marketing efforts designed to increase sales of Fund shares.

•

Although the Portfolio Managers generally do not trade securities in their own personal account, each of the Funds has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts.  Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

Each advisor, sub-advisor and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

CODE OF ETHICS

Catalyst Capital Advisors, Vista Research and Management, LLC, PROACTIVE Money Management, Inc., Matrix Capital Group, Inc. and the Funds have adopted codes of ethics under Rule 17j-1(c) of the 1940 Act.  The purpose of each code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Funds.  Such codes of ethics permit personnel covered by the codes to invest in securities that may be purchased by the Funds, subject to the restrictions of the code.  The codes are filed as exhibits to the Trust’s registration statement.

TRANSFER AGENT, FUND ACCOUNTING AGENT AND ADMINISTRATOR

Matrix Fund Services (“MFS” or the “Transfer Agent” or “Administrator”), a division of Matrix Capital Group Inc., the Funds' Distributor, provides each Fund with transfer agent, accounting, compliance and administrative services.  MFS is located at 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, PA 19090.  MFS maintains the records of the shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.  In addition, MFS provides the Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services, administrative services, and compliance services.  For these services, each Fund pays MFS an annual asset-based fee of 0.15% of net assets up to $60 million, with lower fees at higher asset levels, plus reimbursement of out-of-pocket expenses.  For compliance services, the Value Fund and OPTI Fund pay MFS $7,000 annually and the Private Equity Fund pays MFS $18,000 annually.

CUSTODIAN

The Huntington National Bank, 41 South High Street, Columbus, OH 43215, serves as the custodian of the Funds and has custody of all securities and cash of the Funds.  The custodian, among other things, attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Funds’ independent registered public accounting firm is Briggs Bunting & Dougherty, LLP.  Shareholders will receive annual financial statements, together with a report of independent accountants, and semiannual unaudited financial statements of the Funds.  The independent accountants will report on the Funds’ annual financial statements, review certain regulatory reports and the Funds’ income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds.

COUNSEL

Thompson Hine LLP, 312 Walnut Street, 14th Floor, Cincinnati, Ohio 45202, serves as counsel for the Trust and the independent Trustees.

DISTRIBUTOR

Shares of each Fund are offered on a continuous basis through Matrix Capital Group, Inc., 335 Madison Ave., 11th floor, New York, N.Y., 10021, (the "Distributor").  MFS is a division of the Distributor.

Each Fund has entered into a Distribution and Services Agreement whereby the Distributor serves as principal underwriter and distributor of the Funds.  Pursuant to this agreement, the Distributor purchases shares of the Funds for resale to the public, either directly or through securities brokers, dealers, banks or other agents, and is obligated to purchase only those shares for which it has received purchase orders.  The Distributor has agreed to use its best efforts to solicit orders for the sale of the Funds’ shares.  The Distributor receives for its services the applicable sales charge of a Fund’s shares, and reallows a majority or all of such amount to the dealers who sold the shares.  The Distributor may act as such a dealer.  The staff of the SEC takes the position that dealers who receive 90% or more of the applicable sales charge may be deemed underwriters under the Securities Act of 1933, as amended.

Mr. Anci and Mr. Ganley, as officers of the Trust and the Distributor may be deemed to be affiliated persons of the Distributor.

12b-1 Plans

The Funds have adopted plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides that any payments made by a Fund in connection with the distribution of its shares may be made only pursuant to a written plan describing all material aspects of the proposed financing of the distribution and also requires that all agreements with any person relating to the implementation of a plan must be in writing.  Under each Funds’ Plan related to the Class A Shares, the Funds will each pay the applicable advisor an annual fee of up to 0.50% of the average daily net assets of the respective Fund’s Class A Shares (the “Class A 12b-1 Fee”).  Under each Funds’ Plan related to the Class C Shares, the Funds will each pay the applicable advisor an annual fee of up to 1.00% of the average daily net assets of the respective Fund’s Class C Shares (the “Class C 12b-1 Fee”) (the Class A 12b-1 Fee and Class C 12b-1 Fee are collectively referred to as the “12b-1 Fee”).

The advisors may use this 12b-1 Fee to pay a fee on a quarterly basis to broker-dealers, including the Distributor and affiliates of the Distributor, the advisors, banks and savings and loan institutions and their affiliates and associated broker-dealers that have entered into Service Agreements with the Distributor (“Service Organizations”) of annual amounts of up to 0.25% of the average net asset value of all shares of the respective Fund owned by shareholders with whom the Service Organization has a servicing relationship. To the extent any of the 12b-1 Fee is not paid to Service Organizations as a service fee, each respective advisor may use such fee for other expenses of distribution of Fund shares.  The 12b-1 Fee to the Distributor is calculated and paid monthly and the service fee to Service Organizations is calculated quarterly and paid the month following the calculation.  In return, the advisors will bear all expenses in connection with the distribution of shares of the Funds, such as, among other expenses: expenses of persons who provide support services in connection with the distribution of shares; costs relating to the formulation and implementation of marketing and promotional activities; and costs of printing and distributing prospectuses, reports and sales literature to prospective shareholders.

Each Fund’s Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Trust's Board of Trustees, including a majority of the trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan (the “Qualified Trustees”).  Each Fund’s Plan may be terminated at any time, without penalty, by vote of a majority of the Qualified Trustees of a Fund or by vote of a majority of the outstanding shares of the Fund.  Any amendment to a Plan to increase materially the amount the Fund is authorized to pay thereunder would require approval by a majority of the outstanding shares of the respective Fund.  Other material amendments to a Funds’ Plan would be required to be approved by vote of the Board of Trustees, including a majority of the Qualified Trustees.  The Distributor may at its own discretion waive a portion of its fees from time to time, although such waiver is not required.

Each advisor or sub-advisor may make payments to dealers who are holders or dealers of record for accounts in one or more of the Funds.  A dealer’s marketing support services may include business planning assistance, educating dealer personnel about the Funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, and access to sales meetings, sales representatives and management representatives of the dealer.  The advisors compensate dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer.  From time to time, an advisor, sub-advisor or Distributor, at its expense, may provide additional compensation to dealers that sell or arrange for the sale of shares of a Fund.  Such compensation provided by an advisor, sub-advisor or Distributor may include financial assistance to dealers that enable the advisors, sub-advisor or Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events.  Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.  The advisors, sub-advisor and Distributor make payments for events they deem appropriate, subject to applicable law.  These payments may vary depending upon the nature of the event.

The table below states the amounts paid by the OPTI Fund’s predecessor fund under the distribution plan for the year ended December 31, 2006.

Type of Expense	Amount Paid

Advertising	$0
Printing and Mailing of Prospectuses	0
Compensation to Underwriters	52,926
Compensation to Broker-Dealers	0
Compensation to Sales Personnel	0
Interest, carrying, or other financial charges	0
Total	$ 52,926

The predecessor distributor for the OPTI Fund’s predecessor fund received the following commissions and other compensation during the fiscal year ended December 31, 2006.

	Net Underwriting	Compensation
	Discounts and	on Redemptions	Brokerage	Other
	Commissions	and Repurchases	Commissions	Compensation
OPTI Fund	$0	$4,377.53	$0	$0

PROXY VOTING POLICY

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Funds to each Fund’s advisor.  The advisor may delegate such proxy voting to a sub-advisor or a third party proxy voting service provider. The advisor will vote such proxies in accordance with its proxy policies and procedures.  In some instances, the advisor may be asked to cast a proxy vote that presents a conflict between its interests and the interests of the Fund’s shareholders.  In such a case, the Trust’s policy requires that the Advisor  abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision.  When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.  The advisors have each developed a detailed proxy voting policy that has been approved by the Board of Trustees.

Each advisor’s policies and procedures state that the advisor generally relies on the individual portfolio manager(s) to make the final decision on how to cast proxy votes.  When exercising its voting responsibilities, the Advisors' policies call for an emphasis on (i) accountability of management of the company to its board, and of the board to the company’s shareholders, (ii) alignment of management and shareholder interests and (iii) transparency through timely disclosure of important information about a company’s operations and financial performance.  While no set of proxy voting guidelines can anticipate all situations that may arise, the advisors have adopted guidelines describing the advisors’ general philosophy when proposals involve certain matters.  The following is a summary of those guidelines:

•

electing a board of directors – a board should be composed primarily of independent directors, and key board committees should be entirely independent.  The advisors generally support efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time;

•

approving independent auditors – the relationship between a company and its auditors should be limited primarily to the audit engagement;

•

providing equity-based compensation plans - appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value.  Conversely, the advisors are opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features;

•

corporate voting structure - shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by-laws by a simple majority vote.  The advisors oppose super-majority requirements and generally support the ability of shareholders to cumulate their votes for the election of directors; and

•

shareholder rights plans - shareholder rights plans, also known as poison pills, may tend to entrench current management, which the advisors generally consider to have a negative impact on shareholder value.

Information on how the Funds voted proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228 or on the SEC's Internet site at www.sec.gov.  In addition, a copy of the Funds' proxy voting policies and procedures is also available by calling 1-866-447-4228 and will be sent within three business days of receipt of a request.

PORTFOLIO TURNOVER

Turnover rates are primarily a function of the Funds’ response to market conditions.  The portfolio turnover rates of the OPTI Fund for the years ended December 31, 2004, 2005 and 2006 were 33.46%, 45.75% and 21.64%, respectively.  Since the Value Fund and Private Equity Fund had not commenced operations as of the end of the Funds’ last fiscal year, they do not have any annual portfolio turnover data to report.  Such information will be provided in future filings.

PORTFOLIO TRANSACTIONS

Purchases and sales of securities on a securities exchange are effected by brokers, and the Funds pay a brokerage commission for this service. In transactions on stock exchanges, these commissions are negotiated. In the over-the-counter market, securities (e.g., debt securities) are normally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Advisors and sub-advisor attempt to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of each Fund on the basis of the broker-dealers' professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.

Although commissions paid on every transaction will, in the judgment of each applicable advisor or sub-advisor, be reasonable in relation to the value of the brokerage services provided, under each Investment Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, an Advisor or sub-advisor may cause a Fund to pay a commission to broker-dealers who provide brokerage and research services to the Advisor or sub-advisor for effecting a securities transaction for a Fund. Such commission may exceed the amount other broker-dealers would have charged for the transaction, if the Advisor or sub-advisor determines in good faith that the greater commission is reasonable relative to the value of the brokerage and the research and investment information services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Advisors' or sub-advisor’s overall responsibilities to the Funds and to their other clients. Such research and investment information services may include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Research provided by brokers is used for the benefit of all of the clients of an Advisor or sub-advisor and not solely or necessarily for the benefit of the Funds. The Advisor's or sub-advisor’s investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by an Advisor or sub-advisor as a consideration in the selection of brokers to execute portfolio transactions.

The investment advisory fees that the Funds pay to the Advisor or sub-advisor will not be reduced as a consequence of the Advisor's or sub-advisor’s receipt of brokerage and research services.  To the extent a Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount, which cannot be presently determined. Such services would be useful and of value to the Advisors or sub-advisor in serving both the Funds and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Advisors or sub-advisor in carrying out its obligations to the Funds.

Certain investments may be appropriate for the Funds and also for other clients advised by the Advisor or sub-advisor. Investment decisions for the Funds and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. To the extent possible, Fund transactions are traded separately from trades of other clients advised by the Advisors or sub-advisor. Occasionally, a particular security may be bought or sold for one or more clients in different amounts. In such event, and to the extent permitted by applicable law and regulations, such transactions with respect to an Advisor or sub-advisor, will be allocated among the clients in a manner believed to be equitable to each. Ordinarily, such allocation will be made on the basis of the weighted average price of such transactions effected during a trading day.

Each Fund has no obligation to deal with any broker or dealer in the execution of its transactions.  However, it is anticipated that each Fund will place substantially all or a significant portion of its transactions, both in stocks and options, with affiliates of the Advisors, or the Distributor. As the level of option writing or stock trading increases, the level of commissions paid by each Fund to the affiliates increases. Such transactions will be executed at competitive commission rates through the affiliated broker’s clearing broker. Because the affiliates receive compensation based on the amount of transactions completed, there could be an incentive on the part of the Advisors to effect as many transactions as possible and to write as many options as possible, thereby maximizing the commissions and premiums it receives. In practice, the number of options written at any time is limited to the value of the stocks and other assets in a Fund's portfolio, which are used to cover or secure those options. Options transactions commissions are often greater in relation to options premiums than are brokerage commissions in relation to the price of the underlying stocks. In connection with the execution of options transactions, subject to its policy of best execution, a Fund may pay higher brokerage commissions to the affiliate than it might pay to unaffiliated broker-dealers.

Under the Investment Company Act of 1940, persons affiliated with an affiliate of the Advisors or the Distributor (such as Matrix Capital Group, Inc.) may be prohibited from dealing with the Funds as a principal in the purchase and sale of securities.  Therefore, Matrix Capital Group, Inc. will not serve as a Fund’s dealer in connection with over-the-counter transactions.  However, Matrix Capital Group, Inc. may serve as a Fund’s broker in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions.  Such agency transactions will be executed through the clearing broker.  Pershing LLC is the clearing broker for Matrix Capital Group, Inc.

The Funds will not effect any brokerage transactions in its portfolio securities with Matrix Capital Group, Inc., if such transactions would be unfair or unreasonable to Fund shareholders, and the commissions will be paid solely for the execution of trades and not for any other services.  The Investment Advisory Agreements provide that affiliates of affiliates of the Advisors may receive brokerage commissions in connection with effecting such transactions for the Funds.  In determining the commissions to be paid to an affiliated broker, it is the policy of the Trust that such commissions will, in the judgment of the Trust’s Board of Trustees, be (a) at least as favorable to a Fund as those which would be charged by other qualified brokers having comparable execution capability and (b) at least as favorable to a Fund as commissions contemporaneously charged by the affiliated broker on comparable transactions for its most favored unaffiliated customers, except for customers of the affiliated broker considered by a majority of the Trust’s disinterested Trustees not to be comparable to the Fund.  The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by an affiliated broker to a Fund and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.

The Agreement does not provide for a reduction of the Distributor's or Advisor’s fee by the amount of any profits earned by an affiliated broker from brokerage commissions generated from portfolio transactions of the Funds.  While other brokerage business may be given from time to time to other firms, the affiliated brokers will not receive reciprocal brokerage business as a result of the brokerage business placed by the Funds with others.

A Fund will not acquire portfolio securities issued by, or enter into repurchase agreements or reverse repurchase agreements with, the Advisors, sub-advisor, the Distributor or their affiliates.

During the year ended December 31, 2006, the OPTI Fund paid $0 in commissions on the purchase and sale of securities ($0 in 2005; $0 in 2004).

PURCHASE AND REDEMPTION OF SHARES

Fund shares may be purchased from investment dealers who have sales agreements with a Fund’s Distributor or from the Distributor directly.  As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences by offering Class A shares as described below.

Class A Shares

You may purchase Class A shares at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Set forth below is an example of the method of computing the offering price of the Class A shares of the Funds.  The example assumes a purchase on December 31, 2006, of Class A shares aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.

	Value Fund	OPTI Fund	Private Equity Fund
Net Asset Value per share	$11.75	$8.93	$10.00
Per Share Sales Charge—5.50% of public offering price (5.82% of net asset value per share)	$0.68	$0.52	$0.58
Per Share Offering Price to the Public	$12.43	$9.45	$10.58
Shares Outstanding (December 31, 2006)	51,252.089	158,486.648	0

Shares may be purchased at the public offering price through any securities dealer having a sales agreement with the Distributor.  Shares may also be purchased through banks and certain other financial institutions that have agency agreements with the Distributor.  These financial institutions will receive transaction fees that are the same as the commissions to dealers and may charge their customers service fees relating to investments in a Fund.  Purchase requests should be addressed to the dealer or agent from which this Prospectus was received which has a sales agreement with the Distributor.  Such dealer or agent may place a telephone order with the Distributor for the purchase of Fund shares.  It is a dealer’s or broker’s responsibility to promptly forward payment and registration instructions (or completed applications) to the Transfer Agent for shares being purchased in order for investors to receive the next determined net asset value (or public offering price).  Reference should be made to the wire order to ensure proper settlement of the trade.  Payment for redemptions of shares purchased by telephone should be processed within three business days.  Payment must be received within seven days of the order or the trade may be canceled, and the dealer or broker placing the trade will be liable for any losses.

REDUCTION OF UP-FRONT SALES CHARGE ON CLASS A SHARES

Letters of Intent

An investor may qualify for a reduced sales charge on Class A shares immediately by stating his or her intention to invest in Class A shares of one or more of the Funds, during a 13-month period, an amount that would qualify for a reduced sales charge shown in the Funds’ Prospectus under “How to Buy Shares — Class A Shares” and by signing a non-binding Letter of Intent, which may be signed at any time within 90 days after the first investment to be included under the Letter of Intent.  After signing the Letter of Intent, each investment in Class A shares made by an investor will be entitled to the sales charge applicable to the total investment indicated in the Letter of Intent.  If an investor does not complete the purchases under the Letter of Intent within the 13-month period, the sales charge will be adjusted upward, corresponding to the amount actually purchased.  When an investor signs a Letter of Intent, Class A shares of a Fund with a value of up to 5% of the amount specified in the Letter of Intent will be restricted.  If the total purchases of Class A shares made by an investor under the Letter of Intent, less redemptions, prior to the expiration of the 13-month period equals or exceeds the amount specified in the Letter of Intent, the restriction on the shares will be removed.  In addition, if the total purchases of Class A shares exceed the amount specified and qualify for a further quantity discount, the Distributor will make a retroactive price adjustment and will apply the adjustment to purchase additional Class A shares at the then current applicable offering price.  If an investor does not complete purchases under a Letter of Intent, the sales charge is adjusted upward, and, if after written notice to the investor, he or she does not pay the increased sales charge, sufficient Class A restricted shares will be redeemed at the current net asset value to pay such charge.

Rights of Accumulation

A right of accumulation ("ROA") permits an investor to aggregate shares owned by the investor, his spouse, children and grandchildren under 21 (cumulatively, the "Investor") in some or all Funds in the Trust to reach a breakpoint discount.  This includes accounts held with other financial institutions and accounts established for a single trust estate or single fiduciary account, including a qualified retirement plan such as an IRA, 401(k) or 403(b) plan (some restrictions may apply).  The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested dividends) or the current account market value; whichever is greater.  The current market value of the shares is determined by multiplying the number of shares by the previous day’s net asset value.

(a)

Investor's current purchase of Class A shares in the Fund; and

(b)

The net asset value (at the close of business on the previous day) of the Class A shares of the Fund held by Investor.

For example, if Investor owned Class A shares worth $40,000 at the current net asset value and purchased an additional $10,000 of Class A shares, the sales charge for the $10,000 purchase would be at the rate applicable to a single $50,000 purchase.

To qualify for a ROA on a purchase of Class A shares through a broker-dealer, when each purchase is made, the individual investor or the broker-dealer must provide the respective Fund with sufficient information to verify that the purchase qualifies for the discount.

Investments of $1 Million or More

For each Fund, with respect to Class A shares, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge. However, you may be subject to a 1% CDSC on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

WAIVERS OF UP-FRONT SALES CHARGE ON CLASS A SHARES

The Prospectus describes the classes of persons that may purchase shares without an up-front sales charge.  The elimination of the up-front sales charge for redemptions by certain classes of persons is provided because of anticipated economies of scale and sales related efforts.

To qualify for a waiver of the up-front sales charge on a purchase of Class A shares through a broker-dealer, when each purchase is made, the individual investor or the broker-dealer must provide the respective Fund with sufficient information to verify that the purchase qualifies for the discount.

The Funds make available, free of charge, more information about sales charge reductions and waivers through the prospectus or through your financial advisor.

EXCHANGE PRIVILEGE

As described in the Funds’ Prospectus under “How To Redeem Shares—Exchange Privilege,” each Fund offers an exchange privilege pursuant to which a shareholder in a Fund may exchange some or all of his shares in any of the funds in the Trust, in the same class shares at net asset value.  The exchange privilege may be changed or discontinued upon 60 days’ written notice to shareholders and is available only to shareholders where such exchanges may be legally made.  A shareholder considering an exchange should obtain and read the prospectus of the Fund and consider the differences between it and the Fund whose shares he owns before making an exchange.  For further information on how to exercise the exchange privilege, contact the Transfer Agent.

NET ASSET VALUE

For each Fund, net asset value ("NAV") per share is determined by dividing the total value of that Fund's assets, less any liabilities, by the number of shares of that Fund outstanding.

The net asset value per share of each Fund is determined by the Administrator as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day as observed.

Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.

When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  These securities would normally be those, which have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range.  The lack of consensus would result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company's involvement in merger or acquisition activity, with widely varying valuations placed on the company's assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Fund's Advisor using methods and procedures reviewed and approved by the Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

TAX INFORMATION

Each Fund intends to qualify as a regulated investment company, or “RIC”, under the Internal Revenue Code of 1986, as amended (the “Code”).  Qualification generally will relieve the Fund of liability for federal income taxes.  If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions would be taxable to shareholders to the extent of the Fund’s earnings and profits, and would be eligible for the dividends-received deduction for corporations.

Each Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carry forwards.  Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

INVESTMENTS IN FOREIGN SECURITIES

A Fund may be subject to foreign withholding taxes on income from certain foreign securities.  This, in turn, could reduce the Fund's income dividends paid to you.

Pass-Through of Foreign Tax Credits. A Fund may be subject to certain taxes imposed by the countries in which it invests or operates.  If a Fund qualifies as a regulated investment company and if more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of stocks or securities of foreign corporations, that Fund may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by the Fund that qualify as income or similar taxes under U.S. income tax principles as having been paid by the Fund’s shareholders.  It is not likely that the Funds will be able to do so.  For any year for which a Fund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by the Fund and the shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any.  No deduction for foreign taxes may be claimed by individuals who do not itemize deductions.  In any year in which it elects to “pass through” foreign taxes to shareholders, the Fund will notify shareholders within 60 days after the close of the Fund’s taxable year of the amount of such taxes and the sources of its income.  Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualified dividend income.”

Effect of Foreign Debt Investments and Hedging on Distributions. Under the Code, gains or losses attributable to fluctuations in exchange rates, which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

PFIC securities. A Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described above) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities. You should also be aware that distributions from a PFIC are not eligible for the reduced rate of tax on “qualified dividend income.”

BACKUP WITHHOLDING

A Fund may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (currently 28%) of all reportable payments, including dividends, capital gain distributions and redemptions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

FOREIGN SHAREHOLDERS

The United States imposes a withholding tax (at a 30% or lower treaty rate) on all Fund dividends of ordinary income. Capital gain dividends paid by a Fund from its net long-term capital gains and exempt-interest dividends are generally exempt from this withholding tax.  The American Jobs Creation Act of 2004 (2004 Tax Act) amends these withholding tax provisions to exempt most dividends paid by a Fund from short-term capital gains and U.S. source interest income to the extent such gains and income would be exempt if earned directly by the non-U.S. investor. Under 2004 Tax Act, ordinary dividends designated as short-term capital gain dividends and interest-related dividends designated as a payment out of qualified interest income will generally not be subject to a U.S. withholding tax, provided you certify you are a non-U.S. investor.  These exemptions from withholding are effective for distributions of income earned by a Fund in its fiscal years beginning after December 31, 2004 and ending before January 1, 2008.

The 2004 Tax Act also provides a partial exemption from U.S. estate tax for shares in a Fund held by the estate of a non-U.S. decedent. The amount treated as exempt is based on the proportion of assets in the Fund at the end of the quarter immediately preceding the decedent’s death that would be exempt if held directly by the non-U.S. investor.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2008.

FINANCIAL STATEMENTS

The Catalyst Value Fund's Semi-Annual Report to Shareholders for the period July 31, 2006 (commencement of investment operations) through December 31, 2006 is incorporated herein by reference.  The Annual Report to Shareholders for the fiscal year ending December 31, 2006 of the predecessor ThomasLloyd OPTI-flex® Fund is incorporated herein by reference. You can obtain the Semi-Annual Report and predecessor Annual Report without charge by calling the Fund at 1-866-447-4228.  The Catalyst Value Fund's audited financial statements and independent auditors' report are included herein.

CATALYST VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

July 5, 2006

CATALYST VALUE FUND

CONTENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

1

FINANCIAL STATEMENT

Statement of Assets and Liabilities

2

Notes to Financial Statement

3

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Catalyst Funds

Lloyd Harbor, New York

We have audited the accompanying statement of assets and liabilities of the Catalyst Value Fund, a series of shares of Catalyst Funds, as of July 5, 2006.  This financial statement is the responsibility of the Fund’s management.  Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of the Catalyst Value Fund as of July 5, 2006, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

July 7, 2006

CATALYST VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

July 5, 2006

ASSETS

Cash

$

100,000

NET ASSETS

100,000

Net assets consist of:

Paid-in capital (Unlimited shares of beneficial interest authorized; no par value,

10,000 shares issued and outstanding)

$

100,000

Total net assets

$

100,000

Net asset value per share

$

10.00

Maximum offering price per share1

$

10.58

Minimum redemption price per share2

$

9.90

1

There is a maximum front-end sales charge (load) of 5.50% imposed on purchases.

2

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

See accompany notes

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

July 5, 2006

(1)

ORGANIZATION

Catalyst Funds (the "Trust") was organized as an Ohio Business Trust on February 27, 2006 and has filed a registration statement with the U.S. Securities and Exchange Commission seeking to register under the Securities Act of 1933 and the Investment Company Act of 1940 ("`1940 Act") as a non-diversified, open-end management investment company.  The Catalyst Value Fund and the Catalyst Alternative Strategy Fund (the "Funds") are the only two series of the Trust.  Each Fund has two classes of shares authorized, Class A and Class C.  Each class differs as to sales and redemption charges, and ongoing fees.  Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.  The Catalyst Value Fund’s investment objective is to achieve long-term capital appreciation.  The Catalyst Alternative Strategy Fund’s investment objective is to optimize investment returns by implementing a covered option strategy on a portfolio of common stocks and by seeking capital appreciation from common stocks.  As of July 5, 2006, the Trust had issued 10,000 shares of Class A shares of the Catalyst Value Fund at $10.00 per share and has no operations except for the issuance of these shares.  As of July 5, 2006 the Catalyst Alternative Strategy Fund had no shares outstanding and no other operations.

(2)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities.  Actual results could differ from those estimates.

(3)

ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Catalyst Capital Advisors LLC (the "Manager") acts as investment manager for the Fund pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions.  The Manager furnishes an investment program for the Funds; determines what investments should be purchased, sold, and held; and makes changes on behalf of the Trust in the investments of the Funds. For its investment management services to the Funds, each Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets, such fee to be computed daily based upon daily average net assets of the Funds.  The Manager has delegated sub-advisory duties for the Catalyst Alternative Strategy Fund to Graham & Co. Advisory, Inc. (the "Sub-Advisor"), and for those services the Sub-Advisor will receive 70% of the net management fee (after fee waivers) paid to the Manager.

The Manager has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; and extraordinary expenses) at 2.00% for Class A and 2.75% for Class C of the Value Fund's average daily net assets, and 2.25% for Class A and 3.00% for Class C of the Alternative Strategy Fund's average daily net assets, through June 30, 2007.  Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. (“Matrix”).  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Funds including, but not limited to; accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Trust, each Fund pays the greater of $4,500 per year or an annualized fee equal to 0.15% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund, plus reimbursement of out-of-pocket expenses.  For compliance services, each Fund pays Matrix $7,000 annually.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

July 5, 2006

Matrix Capital Group also acts as Distributor of the Trust’s shares.  Shares of each Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of a Fund at any time.

Certain officers of the Funds are officers and/or employees of Matrix.  A Trustee of the Trust is the managing member of the Manager.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Funds may pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds.

(4)

FEDERAL INCOME TAXES

Each Fund intends to qualify as a "regulated investment company" and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, such that the Fund will not be subject to Federal income tax.

(5)

ORGANIZATIONAL COSTS

The Manager will bear all organizational and offering costs associated with the formation of the Trust.  These costs include, but are not limited to, legal fees, audit fees (initial registration and seed capital audit) and SEC and state registration fees.

(6)

ADDITIONAL INFORMATION

Reference is made to the Prospectus and the Statement of Additional Information for descriptions of the Management Agreement, Services Agreement and Distribution Plan, tax aspects of the Funds and the calculation of the net asset value of shares of the Funds.

Appendix A—Description of Commercial Paper and Bond Ratings

Description of Moody’s Investors Service, Inc. (“Moody’s”), Short-Term Debt Ratings

Prime-1.  Issuers (or supporting institutions) rated Prime-1 (“P-1”) have a superior ability for repayment of senior short-term debt obligations.  P-1 repayment ability will often be evidenced by many of the following characteristics:  leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2.  Issuers (or supporting institutions) rated Prime-2 (“P-2”) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Description of Standard & Poor’s Ratings Group (“Standard & Poor’s”), Commercial Paper Ratings

A.  Issues assigned this highest rating are regarded as having the greatest capacity for timely payment.  Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.  A-1.  This designation indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.  A-2.  Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high for issues designated A-1.

Description of Moody’s Long-Term Debt Ratings

Aaa.  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; Aa.  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds, because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities; A.  Bonds which are rated A possess many favorable investment attributes and are considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future; Baa.  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; Ba.  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class; B.  Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa.  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca.  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings; C.  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note:  Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B.  The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

Description of Standard & Poor’s Corporate Debt Ratings

AAA.  Debt rated AAA has the highest rating assigned by Standard & Poor’s.  Capacity to pay interest and repay principal is extremely strong; AA.  Debt Rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree; A.  Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB.  Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories; BB, B, CCC, CC, C.  Debt Rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these are out-weighed by large uncertainties or major risk exposures to adverse conditions; BB.  Debt rated BB has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure of adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating; B.  Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating; CCC.  Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating; CC.  The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating; C.  The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.  The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued; CI.  The rating CI is reserved for income bonds on which no interest is being paid; D.  Debt rated D is in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Catalyst Funds

PART C:  OTHER INFORMATION

Item 23.  Exhibits

(a)  Articles of Incorporation.

(i)     Registrant’s Agreement and Declaration of Trust, which was filed as an exhibit to the Registrant’s Registration Statement on March 17, 2006, is hereby incorporated by reference.

           (ii)     Amendment No. 1 to Agreement and Declaration of Trust is filed herewith.

           (iii)    Amendment No. 2 to Agreement and Declaration of Trust is filed herewith.

(b)  By-laws.  Registrant’s By-laws, which were filed as an exhibit to the Registrant’s Registration Statement on March 17, 2006, are hereby incorporated by reference.

(c)  Instruments Defining Rights of Security Holders.  None (other than in the Declaration of Trust and By-laws of the Registrant).

(d)  Investment Advisory Contracts.

(i)

Management Agreement for the Catalyst Value Fund, which was filed as an exhibit to the Registrant’s Registration Statement on July 11, 2006, is hereby incorporated by reference.

(ii)

Expense Limitation Agreement for the Catalyst Value Fund which was filed as an exhibit to the Registrant’s Registration Statement on May 4, 2007, is hereby incorporated by reference.

(iii)

Management Agreement for the Listed Private Equity Plus Fund which was filed as an exhibit to the Registrant’s Registration Statement on May 4, 2007, is hereby incorporated by reference.

(iv)

Expense Limitation Agreement for the Listed Private Equity Plus Fund which was filed as an exhibit to the Registrant’s Registration Statement on May 4, 2007, is hereby incorporated by reference.

(v)

Management Agreement for the Catalyst OPTI-flex Fund will be supplied by subsequent amendment.

(vi)

Sub-Advisory Agreement for the Catalyst OPTI-flex Fund will be supplied by subsequent amendment.

(vii)

Expense Limitation Agreement for the Catalyst OPTI-flex Fund will be supplied by subsequent amendment.

(e)  Underwriting Contracts.

(i)

Distribution Agreement with Matrix Capital Group, Inc., which was filed as an exhibit to the Registrant’s Registration Statement on July 11, 2006, is hereby incorporated by reference.

(ii)

Distribution Agreement between Matrix Capital Group, Inc. and the Listed Private Equity Plus Fund which was filed as an exhibit to the Registrant’s Registration Statement on May 4, 2007, is hereby incorporated by reference.

(iii)

Revised Schedule to the Distribution Agreement with Matrix Capital Group, Inc., to be supplied by subsequent amendment.

(f)  Bonus or Profit Sharing Contracts.  None.

(g)  Custodian Agreements.

(i)

Custody Agreement with The Huntington National Bank, which was filed as an exhibit to the Registrant’s Registration Statement on July 11, 2006, is hereby incorporated by reference.

(ii)

Revised Appendix to the Custody Agreement with The Huntington National Bank to be supplied by subsequent amendment.

(h)  Other Material Contracts.

(i)

Investment Company Services Agreement with Matrix Capital Group, Inc., which was filed as an exhibit to the Registrant’s Registration Statement on July 11, 2006, is hereby incorporated by reference.

(ii)

Revised Schedule to the Investment Company Services Agreement with Matrix Capital Group, Inc. to be supplied by subsequent amendment.

(i)  Legal Opinion.

(i)         Opinion and consent of Thompson Hine LLP, which was filed as an exhibit to the Registrant's Registration Statement on May 4, 2007, is hereby incorporated by reference.

(ii)        Consent of Thompson Hine LLP is filed herewith.

(j)  Other Opinions.  Consent of Accountants to be supplied by subsequent amendment.

(k)  Omitted Financial Statements.  None.

(l)  Initial Capital Agreements.  Agreement of initial shareholder, which was filed as an exhibit to the Registrant’s Registration Statement on July 11, 2006, is hereby incorporated by reference.

(m)  Rule 12b-1 Plan.

(i)

Class A Master Distribution Plan, which was filed as an exhibit to the Registrant’s Registration Statement on July 11, 2006, is hereby incorporated by reference.

(ii)

Revised Schedule to Class A Master Distribution Plan to be supplied by subsequent amendment.

(iii)

Class C Master Distribution Plan, which was filed as an exhibit to the Registrant’s Registration Statement on July 11, 2006, is hereby incorporated by reference.

(iv)

Revised Schedule to Class C Master Distribution Plan to be supplied by subsequent amendment.

(n)  Rule 18f-3 Plan.

(i)

Multiple Class Plan, which was filed as an exhibit to the Registrant’s Registration Statement on July 11, 2006, is hereby incorporated by reference.

(ii)

Revised Multiple Class Plan to be supplied by subsequent amendment.

(o)  Reserved.

(p)  Codes of Ethics.

(i)

Code of Ethics of the Distributor, which was filed as an exhibit to the Registrant’s Registration Statement on March 1, 2007, is hereby incorporated by reference.

(ii)

Code of Ethics of the Trust and the Advisers which was filed as an exhibit to the Registrant’s Registration Statement on May 4, 2007, is hereby incorporated by reference.

(iii)

Code of Ethics of the Sub-Advisor to the Catalyst OPTI-flex Fund to be supplied by subsequent amendment.

 (q)  Powers of Attorney. Powers of Attorney of the Trust, and a certificate with respect thereto, and certain Trustees and officers of the Trust, which were filed as an exhibit to the Registrant’s Registration Statement on July 11, 2006, are hereby incorporated by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund

None.

Item 25.  Indemnification

(a)   Article VI of the Registrant’s Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.6  Indemnification Not Exclusive, etc.  The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled.  As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators.  Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy.  The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover the adviser, among others.  Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) In so far as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser

(a)  Catalyst Capital Advisors LLC (“CCA”), 5 Abbington Drive, Lloyd Harbor, NY  11743, adviser to the Catalyst Value Fund, is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser, file number 801-66886.

(i)  CCA has engaged in no other business during the past two fiscal years.

(ii)  Isobel Szilagyi is an officer and the managing director of CCA, and she has not engaged in any other business in the last two fiscal years.  Jerry Szilagyi is a managing member and sole voting member of CCA; and in the last two fiscal years, he has been the President of Abbington Capital Group LLC, 5 Abbington Drive, Lloyd Harbor, NY 11743, the CEO of ThomasLloyd Global Asset Management (Americas) LLC, 427 Bedford Road, Pleasantville, NY 10570, and the Senior Vice President of Business Development for Integrity Mutual Funds, Inc., 44 Green Street, Huntington, NY 11743.

(b)  Vista Research and Management, LLC (“Vista”), 142 Hardscrabble Lake Drive, Chappaqua, NY 10514, adviser to the Listed Private Equity Plus Fund, is registered with the Securities and Exchange Commission as an investment adviser, file number 801-67561.

(i)  Vista has engaged in no other business during the past two fiscal years.

(ii)  Steven R. Samson is the president and sole member of Vista and during the last two fiscal years, was the Chief Operating Officer at Al Frank Asset Management, Inc., President of Alternative Investment Partners, LLC and Chairman of AIP Mutual Funds, Inc, and an investment industry consultant.

Item 27.  Principal Underwriters

a.

Matrix Capital Group, Inc. acts as the principal underwriter to AMIDEX Funds, Commonwealth Funds, Epiphany Funds and Halter Pope USX China Fund.

b.

Information about each director and officer of Matrix Capital Group, Inc.:

Name and Address	Positions and Offices with Underwriter	Positions and Offices with Fund

Christopher Anci	President	President
David Ganley	Senior V.P.	Secretary/Treasurer
Eva Lui	V.P. and Treasurer	None
Peter Marron	Director	None

c.

Commission information will be supplied in subsequent amendments.

Item 28.  Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant, and by the Registrant’s transfer agent, Matrix Fund Services, a division of Matrix Capital Group, Inc., each at 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, PA 19090.

Item 29.  Management Services

None.

Item 30.  Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 12th day of July 2007.

CATALYST FUNDS

By:/s/__________________________

JoAnn M. Strasser

Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities indicated on the 12th day of July, 2007.

_____________________________________

Bert Pariser, Trustee

/s/___________________________________

Tobias Caldwell, Trustee

/s/___________________________________

Jerry Szilagyi, Trustee

/s/___________________________________

David F. Ganley, Treasurer/Principal Financial Officer/Principal Accounting Officer

Tiberiu Weisz*, Trustee

Christopher Anci*, President

*By: /s/_________________________

JoAnn M. Strasser

Attorney-in-Fact

EXHIBITS

1.  Amendment No. 1 to Agreement and Declaration of Trust…………….EX-99.23.a.ii

2.  Amendment No. 2 to Agreement and Declaration of Trust…………….EX-99.23.a.iii

3.  Consent of Counsel……………………………………………………..EX-99.23.i.ii